UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

BRIDGEWAY FUNDS, INC.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

Date of fiscal year end: June 30, 2009

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1.	Schedule of Investments.

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—98.44%

	Airlines—0.98%
	Alaska Air Group, Inc.*	62,300	$1,094,611

	Apparel—2.18%
	Warnaco Group, Inc.*	101,200	2,428,800

	Banks—1.34%
	BB&T Corp.+	45,700	773,244
	Morgan Stanley+	31,600	719,532

			1,492,776

	Biotechnology—7.30%
	Amgen, Inc.*	33,200	1,644,064
	Life Technologies Corp.*	79,700	2,588,656
	Myriad Genetics, Inc.*	85,600	3,892,232

			8,124,952

	Chemicals—6.03%
	CF Industries Holdings, Inc.	17,500	1,244,775
	Mosaic Co.	74,200	3,114,916
	Potash Corp. of Saskatchewan, Inc.+	29,000	2,343,490

			6,703,181

	Coal—2.39%
	Arch Coal, Inc.+	57,100	763,427
	CONSOL Energy, Inc.	38,500	971,740
	Massey Energy Co.+	90,600	916,872

			2,652,039

	Commercial Services—4.92%
	Apollo Group, Inc., Class A*	22,500	1,762,425
	Corinthian Colleges, Inc.*+	94,900	1,845,805
	ITT Educational Services, Inc.*	15,400	1,869,868

			5,478,098

	Computers—3.00%
	Diebold, Inc.	56,300	1,202,005
	Sykes Enterprises, Inc.*	35,000	582,050
	Synaptics, Inc.*+	58,200	1,557,432

			3,341,487

	Distribution/Wholesale—1.39%
	WW Grainger, Inc.	22,100	1,550,978

	Electric Utilities—0.92%
	PG&E Corp.	26,800	1,024,296

	Electronics—1.41%
	FLIR Systems, Inc.*	76,800	1,572,864

	Engineering & Construction—2.34%
	EMCOR Group, Inc.*	78,200	1,342,694
	Fluor Corp.	36,300	1,254,165

			2,596,859

	Environmental Control—1.14%
	Tetra Tech, Inc.*	62,300	1,269,674

	Food—3.07%
	American Italian Pasta Co., Class A*	34,500	1,200,945
	General Mills, Inc.	11,400	568,632
	TreeHouse Foods, Inc.*+	57,200	1,646,788

			3,416,365

	Gas—0.98%
	The Laclede Group, Inc.	27,900	1,087,542

	Healthcare-Products—4.13%
	St. Jude Medical, Inc.*+	30,100	1,093,533
	Thoratec Corp.*	136,400	3,504,116

			4,597,649

	Insurance—3.46%
	Aflac, Inc.	64,500	1,248,720
	AmTrust Financial Services, Inc.	33,200	317,060
	Marsh & McLennan Cos., Inc.	61,100	1,237,275
	ProAssurance Corp.*	22,500	1,048,950

			3,852,005

	Internet—3.79%
	EarthLink, Inc.*	322,700	2,120,139
	priceline.com, Inc.*+	11,800	929,604
	Symantec Corp.*	78,000	1,165,320

			4,215,063

	Iron/Steel—0.32%
	Mechel - Sponsored ADR+	85,300	355,701

	Media—1.26%
	Time Warner Cable, Inc.+	13,780	341,755
	Time Warner, Inc.	54,900	1,059,569

			1,401,324

	Metal Fabrication - Hardware—1.04%
	CIRCOR International, Inc.	51,542	1,160,726

	Miscellaneous Manufacturing—0.68%
	General Electric Co.+	74,600	754,206

	Office/Business Equipment—0.62%
	Pitney Bowes, Inc.	29,396	686,396

	Oil & Gas—1.47%
	Chesapeake Energy Corp.	65,400	1,115,724
	W&T Offshore, Inc.	84,300	518,445

			1,634,169

	Oil & Gas Services—6.75%
	Atwood Oceanics, Inc.*	72,300	1,199,457
	Cal Dive International, Inc.*	108,000	731,160
	FMC Technologies, Inc.*	67,600	2,120,612
	Helmerich & Payne, Inc.	47,200	1,074,744
	National Oilwell Varco, Inc.*	83,200	2,388,672

			7,514,645

	Packaging & Containers—1.02%
	Rock-Tenn Co., Class A	41,800	1,130,690

	Pharmaceuticals—6.97%
	Bristol-Myers Squibb Co.	109,700	2,404,624
	Express Scripts, Inc.*+	22,800	1,052,676
	Pfizer, Inc.+	161,600	2,200,992
	Sepracor, Inc.*	143,300	2,100,778

			7,759,070

	REIT—1.02%
	Weingarten Realty Investors	119,100	1,133,832

	Retail—8.74%
	Advance Auto Parts, Inc.	30,600	1,257,048
	Aeropostale, Inc.*+	43,000	1,142,080
	Dollar Tree, Inc.*+	36,400	1,621,620
	Family Dollar Stores, Inc.	39,400	1,314,778
	Home Depot, Inc.	73,800	1,738,728
	Panera Bread Co., Class A*+	25,400	1,419,860
	Pricesmart, Inc.	68,200	1,228,282

			9,722,396

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Savings & Loans—0.95%
	Hudson City Bancorp, Inc.		90,600	$1,059,114

	Semiconductors—3.81%
	Altera Corp.		63,300	1,110,915
	Intel Corp.		100,100	1,506,505
	QLogic Corp.*		145,900	1,622,408

				4,239,828

	Software—5.69%
	ACI Worldwide, Inc.*		104,100	1,951,875
	Cerner Corp.*+		35,600	1,565,332
	Concur Technologies, Inc.*+		54,300	1,042,017
	Oracle Corp.*		98,000	1,770,860

				6,330,084

	Telecommunications—5.17%
	AT&T, Inc.		53,800	1,355,760
	Comtech Telecommunications Corp.*		26,300	651,451
	MasTec, Inc.*		174,200	2,106,078
	Telephone & Data Systems, Inc.		61,700	1,635,667

				5,748,956

	Transportation—2.16%
	CSX Corp.		49,700	1,284,745
	Kirby Corp.*		20	533
	Norfolk Southern Corp.		33,000	1,113,750

				2,399,028

	TOTAL COMMON STOCKS—98.44% (Cost $146,946,783)			109,529,404

		Rate^	Shares	Value
	MONEY MARKET FUND—0.21%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	236,483	236,483

	TOTAL MONEY MARKET FUND—0.21% (Cost $236,483)			236,483

	TOTAL INVESTMENTS—98.65% (Cost $147,183,266)			$109,765,887

	Other Assets in Excess of Liabilities—1.35%			1,499,599

	NET ASSETS—100.00%			$111,265,486

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $19,179,071 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.

ADR – American Depositary Receipt

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—97.80%
	Airlines—0.97%
	Alaska Air Group, Inc.*	190,700	$3,350,599

	Apparel—1.75%
	Warnaco Group, Inc.*	252,300	6,055,200

	Banks—1.49%
	BB&T Corp.+	186,800	3,160,656
	Morgan Stanley+	87,600	1,994,652

			5,155,308

	Biotechnology—7.24%
	Amgen, Inc.*	102,600	5,080,752
	Life Technologies Corp.*	290,200	9,425,696
	Myriad Genetics, Inc.*	232,600	10,576,322

			25,082,770

	Chemicals—7.67%
	CF Industries Holdings, Inc.	54,100	3,848,133
	Monsanto Co.	55,800	4,636,980
	Mosaic Co.	260,400	10,931,592
	Potash Corp. of Saskatchewan, Inc.+,#	88,399	7,143,523

			26,560,228

	Coal—2.09%
	Arch Coal, Inc.	138,000	1,845,060
	CONSOL Energy, Inc.	119,100	3,006,084
	Massey Energy Co.+	235,700	2,385,284

			7,236,428

	Commercial Services—6.63%
	Apollo Group, Inc., Class A*	61,000	4,778,130
	Corinthian Colleges, Inc.*+	382,900	7,447,405
	ITT Educational Services, Inc.*+	88,400	10,733,528

			22,959,063

	Computers—4.74%
	Diebold, Inc.	151,300	3,230,255
	EMC Corp.*	470,700	5,365,980
	Sykes Enterprises, Inc.*	108,000	1,796,040
	Synaptics, Inc.*+	225,500	6,034,380

			16,426,655

	Electric Utilities—2.38%
	Consolidated Edison, Inc.	88,300	3,497,563
	PG&E Corp.	124,600	4,762,212

			8,259,775

	Electronics—1.73%
	FLIR Systems, Inc.*	244,100	4,999,168
	Woodward Governor Co.	89,390	999,380

			5,998,548

	Engineering & Construction—2.58%
	EMCOR Group, Inc.*	325,100	5,581,967
	Fluor Corp.	97,000	3,351,350

			8,933,317

	Environmental Control—1.47%
	Tetra Tech, Inc.*	250,600	5,107,228

	Food—3.97%
	American Italian Pasta Co., Class A*	105,500	3,672,455
	Campbell Soup Co.	113,400	3,102,624
	General Mills, Inc.	72,000	3,591,360
	Kraft Foods, Inc., Class A	152,500	3,399,225

			13,765,664

	Healthcare-Products—2.35%
	St. Jude Medical, Inc.*+	92,900	3,375,057
	Thoratec Corp.*+	186,100	4,780,909

			8,155,966

	Healthcare-Services—1.49%
	Amedisys, Inc.*	109,300	3,004,657
	Fresenius Medical Care AG & Co. - ADR+	55,400	2,143,980

			5,148,637

	Insurance—2.65%
	Aflac, Inc.+	135,700	2,627,152
	Marsh & McLennan Cos., Inc.	164,700	3,335,175
	ProAssurance Corp.*	69,400	3,235,428

			9,197,755

	Internet—3.65%
	EarthLink, Inc.*	1,009,800	6,634,386
	priceline.com, Inc.*+	35,800	2,820,324
	Symantec Corp.*	212,900	3,180,726

			12,635,436

	Iron/Steel—0.27%
	Mechel - Sponsored ADR+	222,600	928,242

	Machinery-Diversified—0.64%
	AGCO Corp.*	112,500	2,205,000

	Media—1.08%
	Time Warner Cable, Inc.+	36,731	910,931
	Time Warner, Inc.	146,333	2,824,231

			3,735,162

	Miscellaneous Manufacturing—0.65%
	General Electric Co.+	224,600	2,270,706

	Office/Business Equipment—0.44%
	Pitney Bowes, Inc.+	65,600	1,531,760

	Oil & Gas—0.70%
	Swift Energy Co.*	159,300	1,162,890
	W&T Offshore, Inc.+	204,700	1,258,905

			2,421,795

	Oil & Gas Services—6.01%
	Atwood Oceanics, Inc.*	311,800	5,172,762
	FMC Technologies, Inc.*	206,300	6,471,631
	Helmerich & Payne, Inc.	146,600	3,338,082
	National Oilwell Varco, Inc.*	202,800	5,822,388

			20,804,863

	Packaging & Containers—1.00%
	Rock-Tenn Co., Class A	127,900	3,459,695

	Pharmaceuticals—6.46%
	Bristol-Myers Squibb Co.	465,500	10,203,760
	Pfizer, Inc.+	417,600	5,687,712
	Sepracor, Inc.*	441,400	6,470,924

			22,362,396

	REIT—1.02%
	Weingarten Realty Investors	369,600	3,518,592

	Retail—7.04%
	Advance Auto Parts, Inc.+	93,500	3,840,980
	Aeropostale, Inc.*+	131,000	3,479,360
	Family Dollar Stores, Inc.	124,100	4,141,217
	Gymboree Corp.*	63,418	1,353,974
	Home Depot, Inc.	198,600	4,679,016
	Panera Bread Co., Class A*+	68,400	3,823,560
	Urban Outfitters, Inc.*+	188,000	3,077,560

			24,395,667

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Savings & Loans—0.93%
	Hudson City Bancorp, Inc.		276,600	$3,233,454

	Semiconductors—3.56%
	Altera Corp.+		216,400	3,797,820
	Intel Corp.		263,300	3,962,665
	QLogic Corp.*		410,300	4,562,536

				12,323,021
	Software—6.65%
	ANSYS, Inc.*		165,300	4,149,030
	Cerner Corp.*+		99,000	4,353,030
	Concur Technologies, Inc.*+		163,700	3,141,403
	Microsoft Corp.		219,100	4,024,867
	Oracle Corp.*		408,300	7,377,981

				23,046,311
	Telecommunications—5.18%
	AT&T, Inc.		220,000	5,544,000
	MasTec, Inc.*		316,900	3,831,321
	NTT DoCoMo, Inc. - Sponsored ADR		146,300	1,996,995
	Telephone & Data Systems, Inc.		111,367	2,952,339
	Verizon Communications, Inc.		120,400	3,636,080

				17,960,735
	Transportation—1.32%
	Norfolk Southern Corp.		135,700	4,579,875

	TOTAL COMMON STOCKS—97.80% (Cost $450,717,431)			338,805,851

		Rate^	Shares	Value
	MONEY MARKET FUND—3.80%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	13,146,991	13,146,991

	TOTAL MONEY MARKET FUND—3.80% (Cost $13,146,991)			13,146,991

	TOTAL INVESTMENTS—101.60% (Cost $463,864,422)			$351,952,842

	Liabilities in Excess of Other Assets—(1.60)%			(5,530,013)

	NET ASSETS—100.00%			$346,422,829

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $ 61,661,673 at March 31, 2009.
#	Security subject to call option written by the Fund.
^	Rate disclosed is as of March 31, 2009.

ADR – American Depositary Receipt

Ltd – Limited

Company	Number of Contracts	Value
COVERED CALL OPTION WRITTEN—(0.06)%
Potash Corp. of Saskatchewan, Inc.
Expiring June, 2009 at $85.00	200	$(208,000)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $277,428)		$(208,000)

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—92.84%
	Advertising—0.67%
	APAC Customer Services, Inc.*	100,000	$340,000

	Aerospace/Defense—0.04%
	LMI Aerospace, Inc.*	2,787	20,178

	Apparel—1.02%
	Oxford Industries, Inc.	84,400	520,748

	Airlines—0.77%
	Hawaiian Holdings, Inc.*	106,000	395,380

	Auto Parts & Equipment—3.16%
	China Automotive Systems, Inc.*+	118,341	415,377
	Spartan Motors, Inc.	182,468	733,521
	Wonder Auto Technology, Inc.*	130,000	465,400

			1,614,298

	Banks—1.22%
	Central Jersey Bancorp*	300	2,010
	Centrue Financial Corp.	10,000	53,500
	First United Corp.	5,700	47,766
	German American Bancorp, Inc.	8,000	95,600
	Pennsylvania Commerce Bancorp, Inc.*	21,700	399,280
	Tennessee Commerce Bancorp, Inc.*	3,800	26,942

			625,098

	Biotechnology—1.73%
	Repligen Corp.*	184,300	882,797

	Commercial Services—8.06%
	American CareSource Holdings, Inc.*	71,000	543,860
	China Direct, Inc.*+	172,900	217,854
	ChinaCast Education Corp.*	40,000	136,000
	Command Security Corp.*	10,000	32,300
	Dollar Financial Corp.*	95,000	904,400
	Intersections, Inc.*	20,000	106,600
	Medifast, Inc.*	144,500	599,675
	PRG-Schultz International, Inc.*	153,300	435,372
	The Hackett Group, Inc.*	258,900	522,978
	Transcend Services, Inc.*	61,700	613,915

			4,112,954

	Computers—2.82%
	Computer Task Group, Inc.*	70,000	241,500
	Dynamics Research Corp.*	24,900	180,276
	Integral Systems, Inc.*	62,093	534,000
	LaserCard Corp.*	50,000	122,000
	TechTeam Global, Inc.*	21,600	105,408
	TransAct Technologies, Inc.*	100,000	259,000

			1,442,184

	Diversified Financial Services—0.52%
	AeroCentury Corp.*	8,900	49,573
	Broadpoint Securities Group, Inc.*	65,000	214,500

			264,073

	Electrical Components & Equipment—1.57%
	Advanced Battery Technologies, Inc.*+	229,200	490,488
	Nortech Systems, Inc.*+	10,995	35,953
	PowerSecure International, Inc.*	80,000	273,600

			800,041

	Electronics—5.60%
	Chyron International Corp.*	24,000	28,560
	Jinpan International, Ltd.+	36,400	613,340
	LaBarge, Inc.*	48,000	401,760
	NVE Corp.*+	56,100	1,616,241
	Silicom, Ltd.*+	30,000	198,900

			2,858,801

	Engineering & Construction—2.84%
	Argan, Inc.*	14,000	185,640
	VSE Corp.	47,300	1,262,910

			1,448,550

	Entertainment—0.15%
	Gaming Partners International Corp.*	13,500	76,950

	Environmental Control—0.38%
	CECO Environmental Corp.*+	25,000	73,750
	Industrial Services of America, Inc.	25,800	118,422

			192,172

	Food—1.12%
	Overhill Farms, Inc.*	149,600	571,472

	Forest Products & Paper—0.47%
	Orchids Paper Products Co.*	18,000	239,580

	Gas—.08%
	Energy West, Inc.	5,000	40,900

	Hand/Machine Tools—0.51%
	K-Tron International, Inc.*	4,300	260,881

	Healthcare-Products—6.27%
	Cardiac Science Corp.*	30,800	92,708
	Merge Healthcare, Inc.	73,000	98,550
	Northstar Neuroscience, Inc.*	300,000	573,000
	The Female Health Co.*	73,000	270,100
	Vascular Solutions, Inc.*	53,000	324,360
	Vnus Medical Technologies, Inc.*	86,800	1,846,236

			3,204,954

	Healthcare-Services—4.67%
	Almost Family, Inc.*+	47,400	904,866
	America Service Group, Inc.*	63,000	819,000
	Continucare Corp.*	71,000	134,900
	Emergent Group, Inc.	40,999	299,703
	NovaMed, Inc.*+	100,000	227,000

			2,385,469

	Insurance—5.62%
	American Physicians Capital, Inc.	52,650	2,154,438
	Crawford & Co., Class B*	31,200	209,664
	Meadowbrook Insurance Group, Inc.	83,000	506,300

			2,870,402

	Internet—5.52%
	Bidz.com, Inc.*+	100,600	404,412
	ClickSoftware Technologies, Ltd.*	50,000	186,000

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Internet (continued)
	TeleCommunication Systems, Inc., Class A*		219,100	$2,009,147
	Zix Corp.*		213,200	219,596

				2,819,155
	Investment Companies—1.90%
	Medallion Financial Corp.		60,000	444,600
	PennantPark Investment Corp.		102,900	385,875
	Triangle Capital Corp.+		17,871	137,607

				968,082
	Iron/Steel—0.34%
	Friedman Industries		35,600	176,220

	Machinery-Diversified—0.35%
	Presstek, Inc.*		87,000	180,090

	Media — 0.06%
	Saga Communications, Inc., Class A*		8,750	32,900

	Metal Fabrication - Hardware—2.16%
	Hawk Corp., Class A*		54,500	629,475
	North American Galvanizing & Coatings, Inc.*		157,333	475,146

				1,104,621
	Mining—0.11%
	United States Lime & Minerals, Inc.*		2,100	57,456

	Miscellaneous Manufacturing—1.51%
	AZZ, Inc.*+		22,800	601,692
	CTI Industries Corp.*		23,500	40,655
	Portec Rail Products, Inc.		20,000	127,000

				769,347
	Oil & Gas—2.60%
	Adams Resources & Energy, Inc.		18,000	252,180
	Crimson Exploration, Inc.*		30,000	58,500
	Double Eagle Petroleum Co.*+		54,000	279,180
	FieldPoint Petroleum Corp.*		121,000	203,280
	Gulfport Energy Corp.*		10,900	25,288
	Royale Energy, Inc.*		20,700	37,053
	Vanguard Natural Resources LLC		48,500	470,935

				1,326,416
	Oil & Gas Services—6.09%
	Bolt Technology Corp.*+		80,025	568,978
	Boots & Coots International Well Control, Inc.*		586,810	733,512
	Dawson Geophysical Co.*		26,400	356,400
	Mitcham Industries, Inc.*		89,800	342,138
	Natural Gas Services Group, Inc.*		84,800	763,200
	North American Energy Partners, Inc.*		112,800	344,040

				3,108,268
	Packaging & Containers—0.92%
	UFP Technologies, Inc.*		105,100	467,695

	Pharmaceuticals—3.55%
	Hi-Tech Pharmacal Co., Inc.*		66,300	377,910
	Matrixx Initiatives, Inc.*		49,500	811,800
	Schiff Nutrition International, Inc.*		45,000	202,500
	Spectrum Pharmaceuticals, Inc.*		240,000	420,000

				1,812,210
	Retail—10.50%
	Allion Healthcare, Inc.*		85,500	393,300
	America’s Car-Mart, Inc.*		53,800	731,142
	Carrols Restaurant Group, Inc.*		44,000	154,440
	Einstein Noah Restaurant Group, Inc.*		193,600	1,128,688
	EZCORP, Inc., Class A*		127,818	1,478,854
	Kirkland’s, Inc.*		73,000	356,240
	PetMed Express, Inc.*+		34,538	569,186
	Sport Supply Group, Inc., Class A		95,800	547,976

				5,359,826
	Savings & Loan—0.03%
	Louisiana Bancorp, Inc.*		1,060	13,568

	Semiconductors—0.84%
	GSI Technology, Inc.*		70,000	173,600
	Ramtron International Corp.*		99,000	99,000
	Richardson Electronics, Ltd.		46,000	155,480

				428,080
	Software—1.86%
	Ebix, Inc.*		29,400	730,590
	Majesco Entertainment Co.*		54,000	79,920
	Pervasive Software, Inc.*		35,600	138,840

				949,350
	Telecommunications—3.33%
	Applied Signal Technology, Inc.		49,800	1,007,454
	Communications Systems, Inc.		10,900	83,494
	Fibernet Telecom Group, Inc.*+		55,211	607,321

				1,698,269
	Textiles—.24%
	Forward Industries, Inc.*+		66,000	122,760

	Transportation—1.64%
	CAI International, Inc.*		36,000	101,880
	USA Truck, Inc.*		56,900	735,717

				837,597

	TOTAL COMMON STOCKS—92.84% (Cost $63,645,663)			47,399,792

		Rate^	Shares	Value
	MONEY MARKET FUND—7.26%
	BlackRock Liquidity Funds TempFund Portfolio #24	0.61%	1,183,744	1,183,744

www.Bridgeway.com

BRIDGEWAY ULTRA-SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

MONEY MARKET FUND (continued)
	Rate^	Shares	Value
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	2,521,379	$2,521,379

TOTAL MONEY MARKET FUND—7.26% (Cost $3,705,123)			3,705,123

TOTAL INVESTMENTS—100.10% (Cost $67,350,786)			$51,104,915

Liabilities in Excess of Other Assets—(0.10)%			(49,091)

NET ASSETS—100.00%			$51,055,824

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $ 4,702,874 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.

LLC	–	Limited Liability Co.
Ltd	–	Limited

See Notes to Schedules of Investments.

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—95.37%

	Advertising—0.33%
	APAC Customer Services, Inc.*	265,500	$902,700

	Aerospace/Defense—0.21%
	Astronics Corp.*	900	9,900
	Astronics Corp., Class B*	11,017	112,924
	CPI Aerostructures, Inc.*	15,300	102,510
	Innovative Solutions & Support, Inc.	82,918	350,743

			576,077

	Agriculture—0.02%
	AgFeed Industries, Inc.*+	25,001	56,502

	Airlines—0.47%
	Hawaiian Holdings, Inc.*	348,000	1,298,040

	Apparel—0.19%
	Cherokee, Inc.+	15,880	247,728
	Unifi, Inc.*	441,900	282,816

			530,544

	Auto Parts & Equipment—1.10%
	Commercial Vehicle Group, Inc.*	16,229	8,926
	Dorman Products, Inc.*	41,100	383,463
	Fuel Systems Solutions, Inc.*+	81,750	1,101,990
	Spartan Motors, Inc.	382,600	1,538,052

			3,032,431

	Banks—9.55%
	Abigail Adams National Bancorp	22,220	45,551
	Ameris Bancorp.	35,708	168,185
	Arrow Financial Corp.	109,545	2,595,121
	Bancorp Rhode Island, Inc.	70,800	1,279,356
	Bancorp, Inc.*	37,152	156,781
	Bank of Florida Corp.*	7,354	27,651
	Capitol Bancorp, Ltd.+	137,820	571,953
	Cass Information Systems, Inc.	50,570	1,639,985
	Center Bancorp, Inc.	68,342	493,429
	Center Financial Corp.	54,600	153,972
	Centrue Financial Corp.	31,200	166,920
	First Security Group, Inc.	106,900	360,253
	First South Bancorp, Inc.+	45,137	479,355
	First State Bancorp.	63,308	89,264
	Guaranty Federal Bancshares, Inc.	62,556	331,547
	Hampton Roads Bankshares, Inc.+	58,728	457,491
	Irwin Financial Corp.*	197,971	386,043
	Lakeland Financial Corp.	77,388	1,485,076
	Mercantile Bank Corp.	77,894	418,291
	Merchants Bancshares, Inc.	17,800	329,300
	Midwest Banc Holdings, Inc.+	262,900	265,529
	Nara Bancorp, Inc.	54,435	160,039
	Northeast Bancorp	4,700	35,297
	Oriental Financial Group	239,900	1,170,712
	Pacific Mercantile Bancorp*	20,700	73,071
	Pacific State Bancorp*	26,386	50,661
	Pennsylvania Commerce Bancorp, Inc.*	27,751	510,618
	Peoples Bancorp, Inc.	2,462	31,957
	Pinnacle Financial Partners, Inc.*+	63,700	1,510,327
	Preferred Bank	15,340	80,382
	Republic First Bancorp, Inc.*	174,900	1,247,037
	Seacoast Banking Corp.	79,100	239,673
	Smithtown Bancorp, Inc.+	70,730	797,834
	Southcoast Financial Corp.*	27,099	154,464
	Southside Bancshares, Inc.	107,670	2,034,963
	Sterling Bancorp	183,400	1,815,660
	Suffolk Bancorp+	27,397	712,048
	Superior Bancorp*	59,792	239,168
	Tennessee Commerce Bancorp, Inc.*+	40,981	290,555
	Union Bankshares Corp.	8,099	112,171
	United Security Bancshares+	102,724	756,049
	Univest Corp. of Pennsylvania	57,865	1,012,638
	Virginia Commerce Bancorp*	59,659	226,108
	Washington Banking Co.	7,406	50,361
	West Bancorporation, Inc.	131,378	978,766
	West Coast Bancorp+	83,440	185,237

			26,376,849

	Beverages—0.14%
	Peet’s Coffee & Tea, Inc.*	17,400	376,188

	Biotechnology—3.10%
	Affymax, Inc.*	29,303	472,071
	Celldex Therapeutics, Inc.*	26,107	169,957
	Discovery Laboratories, Inc.*+	541,500	660,630
	Immunogen, Inc.*+	423,217	3,004,841
	Repligen Corp.*	41,134	197,032
	Sangamo Biosciences, Inc.*+	370,100	1,565,523
	Seattle Genetics, Inc.*+	187,455	1,848,306
	Vical, Inc.*	337,600	648,192

			8,566,552

	Building Materials—0.18%
	Comfort Systems USA, Inc.+	43,900	455,243
	US Home Systems, Inc.*	16,067	32,134

			487,377

	Chemicals—1.07%
	Balchem Corp.	45,675	1,147,813
	ICO, Inc.*	182,600	376,156
	KMG Chemicals, Inc.	55,553	281,098
	Landec Corp.*	205,000	1,141,850
	Omnova Solutions, Inc.*	8,800	15,312

			2,962,229

	Coal—0.48%
	James River Coal Co.*+	26,074	321,753
	National Coal Corp.*	419,778	570,898
	Westmoreland Coal Co.*	59,675	427,870

			1,320,521

	Commercial Services—5.48%
	Advance America Cash Advance Centers, Inc.	174,400	294,736
	Corvel Corp.*	37,733	762,961

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Commercial Services (continued)
	Diamond Management & Technology Consultants, Inc.	87,200	$222,360
	Franklin Covey Co.*	192,400	844,636
	Geo Group, Inc.*	48,863	647,435
	Healthcare Services Group+	53,325	798,275
	Hill International, Inc.*	75,000	228,000
	HMS Holdings Corp.*	109,700	3,609,130
	Intersections, Inc.*	158,584	845,253
	Kendle International, Inc.*+	22,390	469,294
	Medifast, Inc.*	29,599	122,836
	National Research Corp.+	40,300	1,001,052
	Providence Service Corp.*	221,700	1,525,296
	RCM Technologies, Inc.*	84,959	87,508
	Standard Parking Corp.*	162,200	2,660,080
	Team, Inc.*	65,200	764,144
	The Hackett Group, Inc.*	126,389	255,306

			15,138,302

	Computers – 2.85%
	Cogo Group, Inc.*+	228,100	1,523,708
	Computer Task Group, Inc.*	92,400	318,780
	Cray, Inc.*	101,200	354,200
	Dynamics Research Corp.*	24,558	177,800
	Integral Systems, Inc.*	124,112	1,067,363
	LaserCard Corp.*	146,775	358,131
	Mercury Computer Systems, Inc.*	60,600	335,118
	Netscout Systems, Inc.*	117,900	844,164
	RadiSys Corp.*	187,900	1,138,674
	Rimage Corp.*	28,500	380,475
	TechTeam Global, Inc.*	190,370	929,006
	Tier Technologies, Inc., Class B*	39,166	181,338
	TransAct Technologies, Inc.*	105,800	274,022

			7,882,779

	Distribution/Wholesale – 0.49%
	Chindex International, Inc.*	121,200	602,364
	Rentrak Corp.*	83,800	754,200

			1,356,564

	Diversified Financial Services – 2.13%
	AeroCentury Corp.*(a)	85,700	477,349
	Asta Funding, Inc.+	20,060	49,147
	Cowen Group, Inc.*	126,758	617,312
	Encore Capital Group, Inc.*+	154,914	701,760
	Federal Agricultural Mortgage Corp., Class C+	134,300	359,924
	International Assets Holding Corp.*+	72,154	735,249
	Thomas Weisel Partners Group, Inc.*	90,100	322,558
	TradeStation Group, Inc.*	245,974	1,623,428
	Westwood Holdings Group, Inc.	25,600	1,000,704

			5,887,431

	Electric Utilities – 0.76%
	Central Vermont Public Service Corp.	81,600	1,411,680
	EnerNOC, Inc.*+	39,400	572,876
	Unitil Corp.	5,100	102,408

			2,086,964

	Electrical Components & Equipment – 1.41%
	American Superconductor Corp.*+	62,300	1,078,413
	China BAK Battery, Inc.*+	143,811	245,917
	Fushi Copperweld, Inc.*+	226,000	1,084,800
	Graham Corp.+	59,500	533,715
	Magnetek, Inc.*	137,844	248,119
	PowerSecure International, Inc.*	208,800	714,096

			3,905,060

	Electronics – 1.69%
	Advanced Photonix, Inc., Class A*	51,550	34,539
	Axsys Technologies, Inc.*	86,887	3,652,729
	Measurement Specialties, Inc.*	104,500	427,405
	Napco Security Technologies*	57,034	59,315
	Stoneridge, Inc.*	73,100	154,241
	Vicon Industries, Inc.*	66,400	353,248

			4,681,477

	Energy-Alternative Sources – 1.12%
	Ascent Solar Technologies, Inc.*+	180,700	733,642
	Comverge, Inc.*+	164,500	1,143,275
	Hoku Scientific, Inc.*+	205,387	525,791
	Ocean Power Technologies, Inc.*+	84,483	557,588
	Plug Power, Inc.*	167,897	146,070

			3,106,366

	Engineering & Construction – 1.38%
	ENGlobal Corp.*	259,200	1,176,768
	Layne Christensen Co.*	81,000	1,301,670
	Michael Baker Corp.*+	51,700	1,344,200

			3,822,638

	Entertainment – 0.28%
	Canterbury Park Holding Corp.	59,400	395,010
	Dover Motorsports, Inc.	159,500	295,075
	Great Wolf Resorts, Inc.*	30,998	72,225

			762,310

	Environmental Control – 0.37%
	Casella Waste Systems, Inc., Class A*	192,634	329,404
	Darling International, Inc.*	139,500	517,545
	Metalico, Inc.*+	110,800	188,360

			1,035,309

	Food – 3.20%
	Cal-Maine Foods, Inc.+	126,600	2,834,574
	HQ Sustainable Maritime Industries, Inc.*	45,500	348,075
	Lifeway Foods, Inc.*+	156,302	1,250,416

www.Bridgeway.com

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS (continued)
	Food (continued)
	M&F Worldwide Corp.*	53,898	$631,146
	Spartan Stores, Inc.	146,457	2,256,902
	Village Super Market, Inc., Class A	49,200	1,533,564

			8,854,677

	Forest Products & Paper—0.12%
	KapStone Paper and Packaging Corp.*	127,100	312,666
	Orchids Paper Products Co.*	2,300	30,613

			343,279

	Gas—0.35%
	Chesapeake Utilities Corp.	31,606	963,351

	Hand/Machine Tools—0.07%
	LS Starrett Co., Class A	29,200	182,500

	Healthcare-Products—4.98%
	Abaxis, Inc.*+	80,400	1,386,096
	Atrion Corp.	19,748	1,742,564
	Bovie Medical Corp.*+	145,900	955,645
	Cardiac Science Corp.*	78,123	235,150
	CryoLife, Inc.*	356,000	1,844,080
	Cynosure, Inc., Class A*	47,185	287,357
	Hanger Orthopedic Group, Inc.*	146,317	1,938,700
	Natus Medical, Inc.*	33,400	284,234
	Span-America Medical Systems, Inc.	47,900	409,066
	The Spectranetics Corp.*	54,948	139,018
	Utah Medical Products, Inc.	49,900	1,147,700
	Vnus Medical Technologies, Inc.*	106,000	2,254,620
	Zoll Medical Corp.*	78,700	1,130,132

			13,754,362

	Healthcare-Services—2.27%
	Alliance Healthcare, Inc.*	335,992	2,284,746
	Almost Family, Inc.*+	11,600	221,444
	Amedisys, Inc.*+	67,560	1,857,224
	America Service Group, Inc.*	93,000	1,209,000
	Nighthawk Radiology Holdings, Inc.*	97,200	262,440
	NovaMed, Inc.*+	194,400	441,288

			6,276,142

	Holding Companies-Diversified—0.49%
	GSC Acquisition Co.*	127,592	1,232,539
	Resource America, Inc., Class A	31,731	126,607

			1,359,146

	Home Builders—0.30%
	Amrep Corp.*	17,100	268,470
	Nobility Homes, Inc.	16,300	118,175
	Palm Harbor Homes, Inc.*	116,229	259,191
	Skyline Corp.	10,041	190,879

			836,715

	Home Furnishings—0.02%
	Koss Corp.	4,138	51,063

	Insurance—2.61%
	Donegal Group, Inc., Class A	53,750	826,137
	Eastern Insurance Holdings, Inc.	23,666	183,885
	Hallmark Financial Services*	88,400	612,612
	Investors Title Co.	56,432	1,635,964
	Meadowbrook Insurance Group, Inc.	185,200	1,129,720
	Mercer Insurance Group, Inc.	144,257	2,061,433
	NYMAGIC, Inc.	62,000	756,400

			7,206,151

	Internet—3.91%
	A.D.A.M., Inc.*	125,700	334,362
	ActivIdentity Corp.*	453,900	930,495
	Art Technology Group, Inc.*	586,137	1,494,649
	drugstore.com, Inc.*+	819,834	959,206
	Entrust, Inc.*	248,074	374,592
	Health Grades, Inc.*	162,679	331,865
	Insure.com, Inc.*	30,400	47,728
	Keynote Systems, Inc.*	147,400	1,168,882
	Lionbridge Technologies, Inc.*	516,595	506,263
	LookSmart, Ltd.*	390,080	397,882
	New Motion, Inc.*	145,173	175,659
	PC-TEL, Inc.	143,000	614,900
	Perficient, Inc.*	186,138	1,005,145
	Saba Software, Inc.*+	180,547	305,124
	SumTotal Systems, Inc.*	429,730	726,244
	SupportSoft, Inc.*	168,000	322,560
	TheStreet.com, Inc.	335,500	660,935
	Web.Com Group, Inc.*	96,300	319,716
	Zix Corp.*	112,782	116,166

			10,792,373

	Investment Companies—0.45%
	Medallion Financial Corp.	161,400	1,195,974
	PennantPark Investment Corp.	7,400	27,750
	Triangle Capital Corp.	2,601	20,028

			1,243,752

	Iron/Steel—0.52%
	Friedman Industries	101,472	502,286
	General Steel Holdings, Inc.*+	2,271	5,973
	Great Northern Iron Ore Property+	12,000	943,800

			1,452,059

	Leisure Time—0.11%
	GameTech International, Inc.*	143,484	179,355
	Nautilus, Inc.*	197,700	124,551

			303,906

	Lodging—0.21%
	Lodgian, Inc.*	122,500	257,250
	Monarch Casino & Resort, Inc.*	2,185	11,275
	Red Lion Hotels Corp.*	110,194	322,868

			591,393

	Machinery-Diversified—1.26%
	Flow International Corp.*	196,800	318,816
	Gerber Scientific, Inc.*	109,100	260,749
	Hurco Cos, Inc.*	60,234	640,288
	Key Technology, Inc.*	17,600	154,880

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS (continued)
	Machinery-Diversified (continued)
	Presstek, Inc.*	110,757	$229,267
	Twin Disc, Inc.	272,800	1,887,776

			3,491,776

	Media—1.87%
	Acacia Research Corp.*	98,417	401,541
	Cumulus Media, Inc., Class A*+	160,400	162,004
	DG FastChannel, Inc.*	64,184	1,204,734
	Dolan Media Co.*+	246,700	1,941,529
	Entercom Communications Corp., Class A	243,286	267,615
	Global Traffic Network, Inc.*	27,874	84,458
	Media General, Inc., Class A+	243,200	466,944
	PRIMEDIA, Inc.	254,837	629,447

			5,158,272

	Metal Fabrication - Hardware—0.88%
	Ampco-Pittsburgh Corp.	68,387	906,812
	Furmanite Corp.*	151,200	470,232
	Hawk Corp., Class A*	56,600	653,730
	NN, Inc.	60,200	75,852
	Northwest Pipe Co.*	11,347	323,049

			2,429,675

	Mining—0.53%
	United States Lime & Minerals, Inc.*+	53,700	1,469,232

	Miscellaneous Manufacturing—1.35%
	AZZ, Inc.*+	34,100	899,899
	Flanders Corp.*+	85,183	344,139
	GP Strategies Corp.*	76,500	272,340
	PMFG, Inc.*+	102,000	803,760
	Portec Rail Products, Inc.	41,600	264,160
	Raven Industries, Inc.+	35,600	739,768
	Spire Corp.*+	55,700	263,461
	TriMas Corp.*	89,000	155,750

			3,743,277

	Oil & Gas—1.99%
	Adams Resources & Energy, Inc.	22,300	312,423
	ATP Oil & Gas Corp.*+	29,600	151,848
	BMB Munai, Inc.*+	362,839	210,447
	Brigham Exploration Co.*	388,500	738,150
	Callon Petroleum Co.*	359,300	391,637
	Double Eagle Petroleum Co.*	93,900	485,463
	GeoMet, Inc.*	259,900	150,742
	GeoResources, Inc.*+	37,134	249,540
	Parallel Petroleum Corp.*	134,832	172,585
	Rex Energy Corp.*	304,800	874,776
	Royale Energy, Inc.*	93,856	168,002
	Teton Energy Corp.*	116,200	45,318
	Toreador Resources Corp.	118,300	296,933
	Vaalco Energy, Inc.*	236,200	1,249,498

			5,497,362

	Oil & Gas Services—2.40%
	Bolt Technology Corp.*+	155,763	1,107,475
	Boots & Coots International Well Control, Inc.*	542,700	678,375
	Dawson Geophysical Co.*	15,799	213,286
	Flotek Industries, Inc.*+	258,600	406,002
	Lufkin Industries, Inc.	63,842	2,418,335
	Matrix Service Co.*	32,632	268,235
	Mitcham Industries, Inc.*	161,700	616,077
	Natural Gas Services Group, Inc.*	67,966	611,694
	Omni Energy Services Corp.*	49,041	64,244
	Trico Marine Services, Inc.*+	114,100	239,610

			6,623,333

	Packaging & Containers—0.35%
	AEP Industries, Inc.*	63,000	962,010

	Pharmaceuticals—1.98%
	Adolor Corp.*	27,547	56,196
	Anika Therapeutics, Inc.*	197,639	903,210
	DepoMed, Inc.*	45,896	108,314
	I-Flow Corp.*	5,500	20,075
	Mannatech, Inc.+	90,680	301,964
	Matrixx Initiatives, Inc.*	94,800	1,554,720
	MiddleBrook Pharmaceuticals, Inc.*+	450,600	612,816
	Quigley Corp.*+	124,000	572,880
	Reliv International, Inc.+	103,100	359,819
	Rigel Pharmaceuticals, Inc.*	54,462	334,397
	Spectrum Pharmaceuticals, Inc.*	47,261	82,707
	Theragenics Corp.*	459,131	560,140

			5,467,238

	Real Estate—0.54%
	Consolidated-Tomoka Land Co.	43,800	1,300,860
	Stratus Properties, Inc.*	32,300	195,415

			1,496,275

	Retail—10.29%
	AFC Enterprises, Inc.*	127,732	576,071
	Allion Healthcare, Inc.*	314,500	1,446,700
	America’s Car-Mart, Inc.*	154,500	2,099,655
	Buffalo Wild Wings, Inc.*+	95,000	3,475,100
	Einstein Noah Restaurant Group, Inc.*	7,195	41,947
	EZCORP, Inc., Class A*	294,600	3,408,522
	Famous Dave’s of America, Inc.*	172,400	541,336
	Frisch’s Restaurants, Inc.	47,800	967,950
	Fuqi International, Inc.*+	157,900	742,130
	Hastings Entertainment, Inc.*	79,800	201,096
	Hot Topic, Inc.*+	375,258	4,199,137
	Kona Grill, Inc.*	89,100	147,015
	Luby’s, Inc.*	252,700	1,240,757
	PetMed Express, Inc.*+	211,999	3,493,744
	Pricesmart, Inc.	80,849	1,456,090
	Retail Ventures, Inc.*	223,440	339,629
	REX Stores Corp.*	66,249	710,189
	Rush Enterprises, Inc., Class B*	65,400	512,082
	Sport Supply Group, Inc., Class A	178,000	1,018,160
	The Finish Line, Inc., Class A	240,324	1,590,945

www.Bridgeway.com

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Retail (continued)
	The Walking Co. Holdings, Inc.*+	100,400	$213,852

			28,422,107

	Savings & Loans—5.22%
	Abington Bancorp, Inc.	127,380	1,054,706
	Anchor BanCorp Wisconsin, Inc.	171,800	231,930
	BankAtlantic Bancorp, Inc., Class A+	200,300	402,603
	Citizens Community Bancorp, Inc.	90,400	559,576
	Clifton Savings Bancorp, Inc.	127,300	1,273,000
	ESSA Bancorp, Inc.	99,884	1,329,456
	Fidelity Bancorp, Inc.	47,512	478,446
	First Financial Northwest, Inc.+	56,460	470,876
	First Pactrust Bancorp, Inc.	53,800	363,150
	First Place Financial Corp.	33,924	113,985
	Hampden Bancorp, Inc.	29,037	270,335
	Harrington West Financial Group, Inc.	86,320	105,310
	HMN Financial, Inc.	36,213	112,260
	Home Federal Bancorp, Inc.	90,425	789,410
	Legacy Bancorp, Inc.	81,700	781,869
	Louisiana Bancorp, Inc.*	18,000	230,400
	LSB Corp.+	76,350	682,569
	Provident Financial Holdings, Inc.+	41,100	216,186
	Pulaski Financial Corp.	84,496	422,480
	Rainier Pacific Financial Group, Inc.	7,068	4,029
	Riverview Bancorp, Inc.	74,446	288,106
	Rockville Financial, Inc.	72,630	660,933
	Rome Bancorp, Inc.	36,219	292,650
	Teche Holding Co.	28,293	862,937
	United Financial Bancorp, Inc.	86,641	1,134,131
	United Western Bancorp, Inc.	59,600	290,848
	Westfield Financial, Inc.	88,674	780,331
	WSB Holdings, Inc.	95,850	226,206

			14,428,718

	Semiconductors—2.86%
	Amtech Systems, Inc.*	22,546	72,824
	Anadigics, Inc.*	255,258	528,384
	AuthenTec, Inc.*	533,200	789,136
	AXT, Inc.*	327,728	278,569
	CEVA, Inc.*	186,900	1,360,632
	Diodes, Inc.*	24,437	259,276
	GSI Technology, Inc.*	201,417	499,514
	Integrated Silicon Solution, Inc.*	297,741	449,589
	Kopin Corp.*	290,443	673,828
	Microtune, Inc.*	176,045	320,402
	Photronics, Inc.*	309,770	297,379
	Ramtron International Corp.*	410,000	410,000
	Richardson Electronics, Ltd.	92,711	313,363
	Rudolph Technologies, Inc.*	100,600	304,818
	Techwell, Inc.*	154,000	971,740
	Virage Logic Corp.*	117,600	382,200

			7,911,654

	Software—2.79%
	Accelrys, Inc.*	34,354	136,729
	Actuate Corp.*	652,030	1,995,212
	AMICAS, Inc.*	142,502	289,279
	Callidus Software, Inc.*	250,100	725,290
	Innodata Isogen, Inc.*	191,306	663,832
	Interactive Intelligence, Inc.*	168,700	1,528,422
	Pervasive Software, Inc.*	66,292	258,539
	Phoenix Technologies, LTD.*	229,200	371,304
	SeaChange International, Inc.*	237,200	1,356,784
	Unica Corp.*+	77,300	373,359

			7,698,750

	Telecommunications—4.76%
	Anaren, Inc.*	55,312	605,113
	Applied Signal Technology, Inc.	77,834	1,574,582
	Communications Systems, Inc.	7,000	53,620
	Globecomm Systems, Inc.*	256,800	1,486,872
	HickoryTech Corp.	5,895	31,715
	Hypercom Corp.*	491,300	471,648
	I.D. Systems, Inc.*	80,200	325,612
	Knology, Inc.*	70,053	288,618
	KVH Industries, Inc.*	208,100	1,032,176
	Network Equipment Technologies, Inc.*	64,725	229,127
	Occam Networks, Inc.*	116,900	307,447
	Oplink Communications, Inc.*	188,600	1,452,220
	Orbcomm, Inc.*+	287,000	421,890
	Parkervision, Inc.*+	103,472	174,868
	Soapstone Networks, Inc.*	345,601	1,237,252
	SureWest Communications	64,503	503,123
	Telular Corp.*	240,200	427,556
	Tessco Technologies, Inc.*	111,500	865,240
	USA Mobility, Inc.	151,200	1,392,552
	WPCS International, Inc.*	139,000	266,880

			13,148,111

	Textiles—0.08%
	Culp, Inc.*	74,016	227,969

	Transportation—1.50%
	CAI International, Inc.*	52,200	147,726
	Horizon Lines, Inc., Class A+	181,260	549,218
	HUB Group, Inc., Class A*	91,233	1,550,961
	Patriot Transportation Holding, Inc.*	9,916	617,965
	Saia, Inc.*	107,900	1,289,405

			4,155,275

	Water—0.31%
	York Water Co.	68,550	847,278

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY ULTRA-SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)

TOTAL COMMON STOCKS—95.37% (Cost $311,410,398)			$263,540,391

EXCHANGE TRADED FUND—2.05%
	iShares Russell Microcap Index Fund+	212,018	5,675,722

TOTAL EXCHANGE TRADED FUNDS—2.05% (Cost $7,639,244)			5,675,722

	Rate^	Shares	Value
MONEY MARKET FUND—2.71%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	7,478,001	7,478,001

TOTAL MONEY MARKET FUND—2.71% (Cost $7,478,001)			7,478,001

TOTAL INVESTMENTS—100.13% (Cost $326,527,643)			$276,694,114

Liabilities in Excess of Other Assets—(0.13)%			(348,113)

NET ASSETS—100.00%			$276,346,001

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $ 40,417,401 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.
Ltd	– Limited
(a)	Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with companies which were affiliates are as follows:

Name of Issuer	Shares Held as of Beginning of Year	Gross Additions	Gross Reductions	Income	Shares Held as of End of Period	Value as of End of Period
AeroCentury Corp	85,700	$—		$—	85,700	$477,349

	85,700	$—	—	$—	85,700	$477,349

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks—97.11%

	Advertising—0.69%
	APAC Customer Services, Inc.*	40,753	$138,560

	Airlines—0.40%
	Hawaiian Holdings, Inc.*	21,600	80,568

	Apparel—0.80%
	True Religion Apparel, Inc.*	13,700	161,797

	Auto Parts & Equipment—0.74%
	Force Protection, Inc.*	31,100	149,280

	Banks—1.68%
	Southside Bancshares, Inc.	17,900	338,310

	Beverages—1.20%
	Peet’s Coffee & Tea, Inc.*	11,200	242,144

	Building Materials—0.72%
	Comfort Systems USA, Inc.	14,000	145,180

	Chemicals—1.77%
	Aceto Corp.	22,600	134,696
	Innophos Holdings, Inc.	19,600	221,088

			355,784

	Commercial Services—5.20%
	American CareSource Holdings, Inc.*	20,600	157,796
	Global Cash Access Holdings, Inc.*	44,300	169,226
	Kendle International, Inc.*	12,600	264,096
	Landauer, Inc.	4,600	233,128
	Lincoln Educational Services*	3,567	65,347
	Monro Muffler Brake, Inc.	5,700	155,781

			1,045,374

	Computers—2.56%
	Manhattan Associates, Inc.*	11,500	199,180
	NCI, Inc., Class A*	8,300	215,800
	Virtusa Corp.*	16,100	99,820

			514,800

	Diversified Financial Services—1.13%
	Broadpoint Securities Group, Inc.*	35,200	116,160
	Nelnet, Inc., Class A*	12,500	110,500

			226,660

	Electrical Components & Equipment—1.42%
	Powell Industries, Inc.*	8,100	286,011

	Electronics—4.74%
	Axsys Technologies, Inc.*	8,100	340,524
	Coherent, Inc.*	12,800	220,800
	Multi-Fineline Electronix, Inc.*	6,900	116,196
	NVE Corp.*+	9,600	276,576

			954,096

	Engineering & Construction—1.77%
	Stanley, Inc.*	7,900	200,581
	VSE Corp.	5,800	154,860

			355,441

	Environmental Control—1.20%
	Calgon Carbon Corp.*	17,100	242,307

	Food—5.12%
	American Italian Pasta Co., Class A*+	6,400	222,784
	Calavo Growers, Inc.	15,800	189,916
	Diamond Foods, Inc.	22,100	617,253

			1,029,953

	Forest Products & Paper—0.82%
	Glatfelter	26,500	165,360

	Gas—0.56%
	Chesapeake Utilities Corp.	3,700	112,776

	Healthcare-Products—6.61%
	Cantel Medical Corp.*	21,600	277,992
	Cyberonics, Inc.*+	15,500	205,685
	Orthofix International N.V.*	12,900	238,908
	Somanetics Corp.*	13,500	204,930
	The Female Health Co.*	27,500	101,750
	Vascular Solutions, Inc.*	26,500	162,180
	Vnus Medical Technologies, Inc.*	6,500	138,255

			1,329,700

	Healthcare-Services—4.14%
	Almost Family, Inc.*+	2,600	49,634
	America Service Group, Inc.*	12,600	163,800
	LHC Group, Inc.*	9,700	216,116
	Odyssey HealthCare, Inc.*	9,600	93,120
	RehabCare Group, Inc.*	5,900	102,896
	The Ensign Group, Inc.	7,300	112,858
	Virtual Radiologic Corp.*+	13,500	94,365

			832,789

	Insurance—3.79%
	Life Partners Holdings, Inc.+	10,500	179,130
	Meadowbrook Insurance Group, Inc.	34,400	209,840
	Tower Group, Inc.	15,200	374,376

			763,346

	Internet—5.10%
	EarthLink, Inc.*	48,600	319,302
	S1 Corp.*	34,900	179,735
	TeleCommunication Systems, Inc., Class A*	57,500	527,275

			1,026,312

	Machinery-Diversified—0.55%
	Chart Industries, Inc.*	14,000	110,320

	Media—0.83%
	DG FastChannel, Inc.*	8,900	167,053

	Metal Fabrication - Hardware—0.41%
	CIRCOR International, Inc.	3,700	83,324

	Miscellaneous Manufacturing—0.83%
	Sturm, Ruger & Co., Inc.*	13,600	167,688

	Oil & Gas—1.97%
	Gulfport Energy Corp.*	92,300	214,136
	Vanguard Natural Resources LLC	18,800	182,548

			396,684

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY MICRO-CAP LIMITED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Oil & Gas Services—2.65%
	Dawson Geophysical Co.*	11,400	$153,900
	Natural Gas Services Group, Inc.*	17,400	156,600
	North American Energy Partners, Inc.*	13,700	41,785
	Superior Well Services, Inc.*	35,100	180,063

			532,348

	Pharmaceuticals—3.82%
	China Sky One Medical, Inc.*+	18,700	215,050
	Lannett Co., Inc.*	39,600	213,840
	Matrixx Initiatives, Inc.*	10,300	168,920
	Questcor Pharmaceuticals, Inc.*	34,700	170,724

			768,534

	Pipelines—0.80%
	Quicksilver Gas Services LP	12,400	160,704

	Retail—12.60%
	Buffalo Wild Wings, Inc.*	9,300	340,194
	EZCORP, Inc., Class A*	21,482	248,547
	Hot Topic, Inc.*+	38,800	434,172
	JOS A Bank Clothiers, Inc.*+	9,800	272,538
	PetMed Express, Inc.*+	27,900	459,792
	Pricesmart, Inc.	21,700	390,817
	The Pantry, Inc.*	6,100	107,421
	The Wet Seal, Inc., Class A*	83,700	281,232

			2,534,713

	Savings & Loans—1.64%
	Danvers Bancorp, Inc.	11,041	152,476
	ESB Financial Corp.	6,900	75,831
	United Financial Bancorp, Inc.	7,700	100,793

			329,100

	Semiconductors—1.44%
	Silicon Image, Inc.*	35,000	84,000
	Volterra Semiconductor Corp.*	24,400	205,936

			289,936

	Software—8.33%
	Computer Programs & Systems, Inc.+	4,300	143,061
	Ebix, Inc.*	18,000	447,300
	PROS Holdings, Inc.*	30,300	140,895
	SYNNEX Corp.*+	16,000	314,720
	Tyler Technologies, Inc.*	28,100	411,103
	Wind River Systems, Inc.*	34,300	219,520

			1,676,599

	Telecommunications—6.28%
	Adaptec, Inc.*	38,900	93,360
	Applied Signal Technology, Inc.	38,100	770,763
	Preformed Line Products Co.	5,800	218,312
	Symmetricom, Inc.*	51,900	181,650

			1,264,085

	Transportation—1.99%
	American Commercial Lines, Inc.*	63,500	201,295
	Gulfmark Offshore, Inc.*	8,373	199,780

			401,075

	Trucking & Leasing—0.58%
	TAL International Group, Inc.	15,800	115,656

	Water—0.23%
	Consolidated Water Co., Inc.+	4,196	45,527

	TOTAL COMMON STOCKS—97.11% (Cost $23,126,222)		19,539,894

	Rate^	Shares	Value
MONEY MARKET FUND—3.58%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	720,692	720,692

TOTAL MONEY MARKET FUND—3.58% (Cost $720,692)			720,692

TOTAL INVESTMENTS—100.69% (Cost $23,846,914)			$20,260,586

Liabilities in Excess of Other Assets—(0.69)%			(139,132)

NET ASSETS—100.00%			$20,121,454

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $2,373,890 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.

LLC – Limited Liability Co.

LP – Limited Partnership

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—98.76%

	Aerospace/Defense — 0.14%
	AAR Corp.*	7,429	$93,160

	Apparel—0.13%
	Warnaco Group, Inc.*	3,600	86,400

	Auto Parts & Equipment—0.82%
	Force Protection, Inc.*	114,800	551,040

	Banks—1.20%
	Southside Bancshares, Inc.	42,700	807,030

	Biotechnology—3.29%
	OSI Pharmaceuticals, Inc.*+	57,800	2,211,428

	Chemicals—0.44%
	Aceto Corp.	50,100	298,596

	Commercial Services —6.40%
	Corinthian Colleges, Inc.*+	42,300	822,735
	Emergency Medical Services Corp., Class A*	21,100	662,329
	FTI Consulting, Inc.*	6,065	300,096
	ICF International, Inc.*	33,000	758,010
	Strayer Education, Inc.+	6,227	1,120,051
	Watson Wyatt Worldwide, Inc., Class A	13,000	641,810

			4,305,031

	Computers—5.54%
	Cognizant Technology Solutions Corp., Class A*	72,880	1,515,175
	Integral Systems, Inc.*	30,008	258,069
	Manhattan Associates, Inc.*	89,490	1,549,967
	Sykes Enterprises, Inc.*	24,200	402,446

			3,725,657

	Distribution/Wholesale—1.06%
	Beacon Roofing Supply, Inc.*+	53,100	711,009

	Diversified Financial Services—1.38%
	Ocwen Financial Corp.*	81,200	928,116

	Electrical Components & Equipment—0.85%
	GrafTech International, Ltd.*	92,322	568,703

	Electronics—2.41%
	Axsys Technologies, Inc.*	20,100	845,004
	NVE Corp.*	27,000	777,870

			1,622,874

	Engineering & Construction—2.69%
	Layne Christensen Co.*	38,118	612,556
	VSE Corp.	44,900	1,198,830

			1,811,386

	Environmental Control—2.22%
	Calgon Carbon Corp.*	105,300	1,492,101

	Food—1.06%
	Cal-Maine Foods, Inc.+	31,920	714,689

	Gas—1.69%
	Chesapeake Utilities Corp.	26,000	792,480
	The Laclede Group, Inc.	8,800	343,024

			1,135,504

	Healthcare-Products—8.33%
	CryoLife, Inc.*	131,763	682,532
	Gen-Probe, Inc.*	13,400	610,772
	Greatbatch, Inc.*	31,700	613,395
	Hologic, Inc.*+	60,000	785,400
	Qiagen NV*+	77,256	1,233,006
	Thoratec Corp.*+	65,300	1,677,557

			5,602,662

	Healthcare-Services—3.57%
	Almost Family, Inc.*+	66,800	1,275,212
	Amedisys, Inc.*+	14,000	384,860
	LHC Group, Inc.*	33,400	744,152

			2,404,224

	Insurance—4.54%
	CNA Surety Corp.*	44,900	827,956
	Crawford & Co., Class B*	141,584	951,444
	Life Partners Holdings, Inc.+	31,750	541,655
	Tower Group, Inc.	29,700	731,511

			3,052,566

	Internet—3.80%
	priceline.com, Inc.*+	10,500	827,190
	Sapient Corp.*	115,300	515,391
	TeleCommunication Systems, Inc., Class A*	132,700	1,216,859

			2,559,440

	Investment Companies—0.82%
	Medallion Financial Corp.	32,900	243,789
	Triangle Capital Corp.	39,837	306,745

			550,534

	Machinery-Diversified—1.11%
	Westinghouse Air Brake Technologies Corp.	28,200	743,916

	Metal Fabrication - Hardware—1.14%
	Valmont Industries, Inc.+	15,300	768,213

	Mining—3.43%
	Compass Minerals International, Inc.	40,900	2,305,533

	Miscellaneous Manufacturing—0.60%
	AZZ, Inc.*+	15,303	403,846

	Oil & Gas—0.59%
	GeoResources, Inc.*	58,689	394,390

	Oil & Gas Services—5.05%
	Bolt Technology Corp.*	119,277	848,060
	Dril-Quip, Inc.*+	18,300	561,810
	FMC Technologies, Inc.*	14,030	440,121
	Natural Gas Services Group, Inc.*	20,300	182,700
	Oceaneering International, Inc.*	13,000	479,310
	Superior Energy Services, Inc.*	68,600	884,254

			3,396,255

	Pharmaceuticals—3.00%
	Matrixx Initiatives, Inc.*	43,779	717,976
	Questcor Pharmaceuticals, Inc.*	264,400	1,300,848

			2,018,824

	Retail—11.96%
	Aeropostale, Inc.*+	15,900	422,304
	Buffalo Wild Wings, Inc.*	17,100	625,518
	EZCORP, Inc., Class A*	51,500	595,855
	Gymboree Corp.*+	43,100	920,185
	Hot Topic, Inc.*+	87,800	982,482
	JOS A Bank Clothiers, Inc.*+	26,400	734,184
	PetMed Express, Inc.*+	50,500	832,240
	Pricesmart, Inc.	58,500	1,053,585

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Retail (continued)
	The Buckle, Inc.+	35,850	$1,144,690
	Tractor Supply Co.*+	20,400	735,624

			8,046,667

	Semiconductors—1.22%
	QLogic Corp.*	73,900	821,768

	Software—10.41%
	ACI Worldwide, Inc.*	50,708	950,775
	Advent Software, Inc.*+	21,100	702,841
	Concur Technologies, Inc.*+	28,900	554,591
	CSG Systems International, Inc.*+	52,900	755,412
	Informatica Corp.*	101,900	1,351,194
	SeaChange International, Inc.*	120,600	689,832
	Tyler Technologies, Inc.*	136,300	1,994,069

			6,998,714

	Telecommunications—3.59%
	Applied Signal Technology, Inc.	61,300	1,240,099
	Comtech Telecommunications Corp.*	16,687	413,337
	Tekelec*	57,720	763,636

			2,417,072

	Transportation—4.21%
	Gulfmark Offshore, Inc.*	15,050	359,093
	Kirby Corp.*	44,000	1,172,160
	Tidewater, Inc.	35,000	1,299,550

			2,830,803

	Trucking & Leasing—0.07%
	TAL International Group, Inc.	6,325	46,299

	TOTAL COMMON STOCKS—98.76% (Cost $77,422,560)		66,424,450

	Rate^	Shares	Value
MONEY MARKET FUND—2.66%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	1,791,123	1,791,123

TOTAL MONEY MARKET FUND—2.66% (Cost $1,791,123)			1,791,123

TOTAL INVESTMENTS—101.42% (Cost $79,213,683)			$68,215,573

Liabilities in Excess of Other Assets—(1.42)%			(956,645)

NET ASSETS—100.00%			$67,258,928

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $ 16,231,606 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.

Ltd – Limited

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—97.27%

	Aerospace/Defense—1.31%
	AAR Corp.*	20,921	$262,349
	Triumph Group, Inc.	36,200	1,382,840

			1,645,189

	Airlines—3.31%
	Alaska Air Group, Inc.*	74,600	1,310,722
	Hawaiian Holdings, Inc.*	386,500	1,441,645
	Republic Airways Holdings, Inc.*	214,700	1,391,256

			4,143,623

	Apparel—2.48%
	Warnaco Group, Inc.*	129,100	3,098,400

	Auto Parts & Equipment—0.94%
	ATC Technology Corp.*	105,000	1,176,000

	Beverages—1.17%
	PepsiAmericas, Inc.	85,100	1,467,975

	Biotechnology—2.11%
	Arena Pharmaceuticals, Inc.*	30,500	91,805
	Life Technologies Corp.*	78,600	2,552,928

			2,644,733

	Building Materials—1.48%
	Comfort Systems USA, Inc.	178,780	1,853,949

	Chemicals—.71%
	Innophos Holdings, Inc.	78,605	886,664

	Coal—2.20%
	Arch Coal, Inc.+	69,000	922,530
	Foundation Coal Holdings, Inc.	51,500	739,025
	Massey Energy Co.+	108,300	1,095,996

			2,757,551

	Commercial Services—4.86%
	Career Education Corp.*+	73,700	1,765,852
	Dollar Financial Corp.*	81,700	777,784
	Emergency Medical Services Corp., Class A*	59,300	1,861,427
	RR Donnelley & Sons Co.	228,100	1,671,973

			6,077,036

	Distribution/Wholesale—0.59%
	United Stationers, Inc.*	26,300	738,504

	Diversified Financial Services—3.69%
	Fortress Investment Group, LLC, Class A	17,449	43,797
	Knight Capital Group, Inc., Class A*	165,600	2,440,944
	LaBranche & Co., Inc.*	551,120	2,061,189
	Nelnet, Inc., Class A*	8,321	73,558

			4,619,488

	Electric Utilities—5.91%
	Central Vermont Public Service Corp.	89,410	1,546,793
	Hawaiian Electric Industries, Inc.	104,900	1,441,326
	MGE Energy, Inc.	96,300	3,020,931
	NorthWestern Corp.	64,700	1,389,756

			7,398,806

	Electrical Components & Equipment—0.96%
	GrafTech International, Ltd.*	194,300	1,196,888

	Electronics—2.12%
	Multi-Fineline Electronix, Inc.*	157,600	2,653,984

	Engineering & Construction—2.96%
	EMCOR Group, Inc.*	161,000	2,764,370
	Perini Corp.*	76,400	939,720

			3,704,090

	Food—4.89%
	Cal-Maine Foods, Inc.+	27,000	604,530
	Corn Products International, Inc.	75,000	1,590,000
	Nash Finch Co.	33,900	952,251
	Spartan Stores, Inc.	193,300	2,978,753

			6,125,534

	Gas—1.69%
	The Laclede Group, Inc.	54,400	2,120,512

	Healthcare-Products—1.55%
	Cyberonics, Inc.*+	145,900	1,936,093

	Healthcare-Services—3.28%
	AMERIGROUP Corp.*	51,300	1,412,802
	Gentiva Health Services, Inc.*	69,300	1,053,360
	HealthSpring, Inc.*+	196,000	1,640,520

			4,106,682

	Insurance—8.71%
	American Physicians Capital, Inc.	88,500	3,621,420
	Amerisafe, Inc.*	204,747	3,136,724
	Horace Mann Educators Corp.	170,800	1,429,596
	Tower Group, Inc.	110,000	2,709,300

			10,897,040

	Internet—2.64%
	EarthLink, Inc.*	369,600	2,428,272
	United Online, Inc.	196,896	878,156

			3,306,428

	Investment Companies—0.95%
	Prospect Capital Corp.+	138,800	1,182,576

	Leisure Time—1.08%
	Polaris Industries, Inc.+	63,300	1,357,152

	Machinery-Diversified—2.51%
	Briggs & Stratton Corp.+	84,500	1,394,250
	Chart Industries, Inc.*	221,500	1,745,420

			3,139,670

	Miscellaneous Manufacturing—2.43%
	LSB Industries, Inc.*	219,400	2,169,866
	Polypore International, Inc.*	216,900	871,938

			3,041,084

	Office Furnishing—0.38%
	Knoll, Inc.	77,400	474,462

	Oil & Gas—5.07%
	Atlas Energy Resources, LLC	22,600	238,430
	Atwood Oceanics, Inc.*+	90,200	1,496,418
	Callon Petroleum Co.*	119,600	130,364
	Rosetta Resources, Inc.*	358,200	1,773,090
	Vanguard Natural Resources LLC	110,227	1,070,304

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Oil & Gas (continued)
	Western Refining, Inc.+		137,200	$1,638,168

				6,346,774

	Oil & Gas Services—4.89%
	Dawson Geophysical Co.*		95,000	1,282,500
	Hornbeck Offshore Services, Inc.*+		178,700	2,723,388
	Newpark Resources, Inc.*		385,800	976,074
	Superior Well Services, Inc.*		222,800	1,142,964

				6,124,926

	Packaging & Containers—2.72%
	Greif, Inc., Class A		52,200	1,737,738
	Rock-Tenn Co., Class A		61,797	1,671,609

				3,409,347

	Retail—8.30%
	Big Lots, Inc.*		19,300	401,054
	Casey’s General Stores, Inc.		6,900	183,954
	CEC Entertainment, Inc.*		90,400	2,339,552
	EZCORP, Inc., Class A*		271,500	3,141,255
	Regis Corp.		12,600	182,070
	The Finish Line, Inc., Class A		236,200	1,563,644
	The Pantry, Inc.*		75,600	1,331,316
	The Wet Seal, Inc., Class A*		369,100	1,240,176

				10,383,021

	Software—2.35%
	SYNNEX Corp.*+		149,600	2,942,632

	Telecommunications—0.77%
	3Com Corp.*		88,700	274,083
	Anixter International, Inc.*		18,000	570,240
	UTStarcom, Inc.*		150,000	117,000

				961,323

	Transportation—5.53%
	Genco Shipping & Trading, Ltd.		99,200	1,224,128
	Gulfmark Offshore, Inc.*		64,945	1,549,588
	Kirby Corp.*		110,200	2,935,728
	Pacer International, Inc.		135,400	473,900
	Tidewater, Inc.		20,000	742,600

				6,925,944

	Trucking & Leasing—0.73%
	TAL International Group, Inc.		124,300	909,876

	TOTAL COMMON STOCKS—97.27% (Cost $162,714,832)			121,754,676

		Rate^	Shares	Value
	MONEY MARKET FUND—2.20%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	2,751,215	$2,751,215

	TOTAL MONEY MARKET FUND—2.20% (Cost $2,751,215)			2,751,215

	TOTAL INVESTMENTS—99.47% (Cost $165,466,047)			$124,505,891

	Other Assets in Excess of Liabilities—0.53%			658,806

	NET ASSETS—100.00%			$125,164,697

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $9,628,973 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—99.95%

	Aerospace/Defense—1.07%
	L-3 Communications Holdings, Inc.	2,000	$135,600
	Rockwell Collins, Inc.	18,300	597,312

			732,912

	Banks—0.95%
	State Street Corp.+	8,000	246,240
	US Bancorp	27,500	401,775

			648,015

	Beverages—0.80%
	Coca-Cola Co.+	12,500	549,375

	Biotechnology—9.11%
	Amgen, Inc.*	32,200	1,594,544
	Biogen Idec, Inc.*	28,200	1,478,244
	Gilead Sciences, Inc.*	37,740	1,748,117
	Myriad Genetics, Inc.*	31,400	1,427,758

			6,248,663

	Chemicals—9.92%
	Monsanto Co.	11,900	988,890
	Mosaic Co.	47,300	1,985,654
	Potash Corp. of Saskatchewan, Inc.+	24,100	1,947,521
	Praxair, Inc.	27,900	1,877,391

			6,799,456

	Coal—0.92%
	CONSOL Energy, Inc.	25,000	631,000

	Commercial Services—3.99%
	Apollo Group, Inc., Class A*	9,500	744,135
	ITT Educational Services, Inc.*+	6,300	764,946
	MasterCard, Inc., Class A	4,300	720,164
	Paychex, Inc.+	19,800	508,266

			2,737,511

	Computers—11.32%
	Apple, Inc.*	19,500	2,049,840
	EMC Corp.*	178,400	2,033,760
	Hewlett-Packard Co.	42,200	1,352,932
	International Business Machines Corp.+	24,000	2,325,360

			7,761,892

	Electric Utilities—0.77%
	Allegheny Energy, Inc.	22,900	530,593

	Energy-Alternative Sources—2.11%
	First Solar, Inc.*+	10,900	1,446,430

	Engineering & Construction—1.97%
	Jacobs Engineering Group, Inc.*	34,900	1,349,234

	Food—1.08%
	General Mills, Inc.	1,300	64,844
	Kraft Foods, Inc., Class A	30,300	675,387

			740,231

	Healthcare-Products—6.01%
	CR Bard, Inc.	1,800	143,496
	Johnson & Johnson	27,300	1,435,980
	Medtronic, Inc.	4,400	129,668
	St. Jude Medical, Inc.*+	40,900	1,485,897
	Stryker Corp.	27,200	925,888

			4,120,929

	Internet—3.64%
	Amazon.com, Inc.*	9,800	719,712
	Google, Inc., Class A*	5,100	1,775,106

			2,494,818

	Media—2.55%
	Comcast Corp., Class A	33,100	451,484
	The DIRECTV Group, Inc.*	30,500	695,095
	Walt Disney Co.	33,200	602,912

			1,749,491

	Metal Fabrication—Hardware—2.07%
	Precision Castparts Corp.	23,700	1,419,630

	Oil & Gas—7.27%
	Diamond Offshore Drilling, Inc.+	22,900	1,439,494
	Exxon Mobil Corp.	9,200	626,520
	Noble Corp.	34,400	828,696
	Southwestern Energy Co.*	23,700	703,653
	XTO Energy, Inc.	45,332	1,388,066

			4,986,429

	Oil & Gas Services—5.91%
	Baker Hughes, Inc.	22,700	648,085
	Cameron International Corp.*	41,800	916,674
	FMC Technologies, Inc.*	30,900	969,333
	National Oilwell Varco, Inc.*	30,400	872,784
	Smith International, Inc.	30,200	648,696

			4,055,572

	Pharmaceuticals—5.98%
	Bristol-Myers Squibb Co.	79,500	1,742,640
	Express Scripts, Inc.*+	35,900	1,657,503
	Merck & Co., Inc.	26,100	698,175

			4,098,318

	Pipelines—0.97%
	The Williams Cos., Inc.+	58,466	665,343

	Retail—2.84%
	Autozone, Inc.*	5,600	910,672
	CVS Caremark Corp.	3,340	91,816
	Family Dollar Stores, Inc.	28,200	941,034

			1,943,522

	Savings & Loans—1.87%
	Hudson City Bancorp, Inc.	109,700	1,282,393

	Semiconductors—1.19%
	Intel Corp.	54,200	815,710

	Software—5.34%
	CA, Inc.	35,000	616,350
	Microsoft Corp.	79,800	1,465,926
	Oracle Corp.*	87,500	1,581,125

			3,663,401

	Telecommunications—7.08%
	AT&T, Inc.	55,600	1,401,120
	Cisco Systems, Inc.*+	119,200	1,998,984
	Harris Corp.	22,100	639,574
	Juniper Networks, Inc.*	53,900	811,734

			4,851,412

	Transportation—3.22%
	CH Robinson Worldwide, Inc.+	22,200	1,012,542

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company		Shares	Value
	Common Stocks (continued)
	Transportation (continued)
	Union Pacific Corp.+		29,100	$1,196,301

				2,208,843

	TOTAL COMMON STOCKS—99.95% (Cost $88,435,608)			68,531,123

		Rate^	Shares	Value
	MONEY MARKET FUND—2.78%
	BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	1,907,803	1,907,803

	TOTAL MONEY MARKET FUND—2.78% (Cost $1,907,803)			1,907,803

	TOTAL INVESTMENTS—102.73% (Cost $90,343,411)			$70,438,926

	Liabilities in Excess of Other Assets—(2.73)%			(1,872,458)

	NET ASSETS—100.00%			$68,566,468

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $ 13,290,470 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—95.59%

	Aerospace/Defense—8.86%
	Lockheed Martin Corp.	11,200	$773,136
	Raytheon Co.	20,000	778,800
	United Technologies Corp.	16,900	726,362

			2,278,298

	Agriculture—1.16%
	Archer-Daniels-Midland Co.	10,700	297,246

	Banks—3.81%
	BB&T Corp.	14,300	241,956
	Morgan Stanley+	15,100	343,827
	US Bancorp	27,000	394,470

			980,253

	Beverages—1.09%
	Pepsi Bottling Group, Inc.	12,700	281,178

	Biotechnology—2.47%
	Amgen, Inc.*	12,800	633,856

	Chemicals—2.26%
	CF Industries Holdings, Inc.	4,200	298,746
	E.I. du Pont de Nemours & Co.	12,600	281,358

			580,104

	Commercial Services—0.66%
	RR Donnelley & Sons Co.	23,200	170,056

	Computers—7.57%
	Hewlett-Packard Co.	16,000	512,960
	International Business Machines Corp.+	14,800	1,433,972

			1,946,932

	Diversified Financial Services—1.03%
	American Express Co.	19,400	264,422

	Electric Utilities—6.83%
	American Electric Power Co., Inc.	28,200	712,332
	Duke Energy Corp.	26,100	373,752
	NRG Energy, Inc.*	11,900	209,440
	Southern Co.	15,050	460,831

			1,756,355

	Healthcare-Services—3.20%
	Aetna, Inc.	22,600	549,858
	CIGNA Corp.	15,500	272,645

			822,503
	Insurance—7.50%
	Aflac, Inc.	33,400	646,624
	Berkshire Hathaway, Inc., Class B*	240	676,800
	Chubb Corp.	14,300	605,176

			1,928,600

	Internet—1.11%
	Expedia, Inc.*+	31,500	286,020

	Media—5.40%
	Time Warner Cable, Inc.+	5,263	130,519
	Time Warner, Inc.	20,967	404,656
	Walt Disney Co.	46,900	851,704

			1,386,879

	Miscellaneous Manufacturing—2.07%
	General Electric Co.+	25,100	253,761
	Honeywell International, Inc.	10,000	278,600

			532,361

	Office/Business Equipment—1.82%
	Pitney Bowes, Inc.	20,000	467,000

	Oil & Gas—6.62%
	Chesapeake Energy Corp.	22,000	375,320
	Chevron Corp.+	8,414	565,757
	Exxon Mobil Corp.	5,700	388,170
	Noble Corp.	15,500	373,395

			1,702,642

	Pharmaceuticals—15.75%
	Bristol-Myers Squibb Co.	57,500	1,260,400
	Express Scripts, Inc.*	15,000	692,550
	Medco Health Solutions, Inc.*+	28,000	1,157,520
	Merck & Co., Inc.	25,400	679,450
	Pfizer, Inc.+	18,900	257,418

			4,047,338

	Retail—5.69%
	CVS Caremark Corp.	11,480	315,585
	Family Dollar Stores, Inc.	10,800	360,396
	Home Depot, Inc.	23,900	563,084
	Target Corp.	6,500	223,535

			1,462,600

	Software—1.34%
	Activision Blizzard, Inc.*	32,800	343,088

	Telecommunications—8.27%
	AT&T, Inc.	33,449	842,915
	Telephone & Data Systems, Inc.	14,800	392,348
	Verizon Communications, Inc.	29,530	891,806

			2,127,069

	Transportation—1.09%
	Union Pacific Corp.	6,800	279,548

	TOTAL COMMON STOCKS—95.59% (Cost $28,992,531)		24,574,348

	Rate^	Shares	Value
MONEY MARKET FUND—5.76%
BlackRock Liquidity Funds TempFund Portfolio #24	0.61%	231,667	231,667
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	1,247,969	1,247,969

TOTAL MONEY MARKET FUND—5.76% (Cost $1,479,636)			1,479,636

TOTAL INVESTMENTS—101.35% (Cost $30,472,167)			$26,053,984
Liabilities in Excess of Other Assets—(1.35)%			(347,747)

NET ASSETS—100.00%			$25,706,237

+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $ 4,041,630 at March 31, 2009.
*	Non Income Producing Security.
^	Rate disclosed is as of March 31, 2009.

See Notes to Schedules of Investments.

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—102.82%

	Aerospace/Defense—2.98%
	United Technologies Corp.	109,580	$4,709,748

	Banks—7.62%
	Bank of America Corp.	306,308	2,089,021
	Citigroup, Inc.	576,549	1,458,669
	JPMorgan Chase & Co.	166,795	4,433,411
	Wells Fargo & Co.	284,259	4,047,848

			12,028,949

	Beverages—6.19%
	Coca-Cola Co.	123,757	5,439,120
	PepsiCo., Inc.	84,250	4,337,190

			9,776,310

	Chemicals—3.87%
	Monsanto Co.	73,600	6,116,160

	Commercial Services—3.08%
	Visa, Inc., Class A	87,500	4,865,000

	Computers—11.01%
	Apple, Inc.*	62,150	6,533,208
	Hewlett-Packard Co.	155,000	4,969,300
	International Business Machines Corp.	60,742	5,885,292

			17,387,800

	Cosmetics/Personal Care—2.89%
	Procter & Gamble Co.	97,026	4,568,954

	Healthcare-Products—2.92%
	Johnson & Johnson	87,552	4,605,235

	Insurance—2.84%
	Berkshire Hathaway, Inc., Class B*	1,588	4,478,160

	Internet—3.67%
	Google, Inc., Class A*	16,670	5,802,160

	Miscellaneous Manufacturing—2.88%
	General Electric Co.	449,443	4,543,869

	Oil & Gas—11.49%
	Chevron Corp.	75,095	5,049,388
	ConocoPhillips	113,815	4,456,995
	Exxon Mobil Corp.	64,987	4,425,615
	Occidental Petroleum Corp.	75,800	4,218,270

			18,150,268

	Oil & Gas Services—2.72%
	Halliburton Co.	277,800	4,297,566

	Pharmaceuticals—9.89%
	Abbott Laboratories	138,500	6,606,450
	Merck & Co., Inc.	171,435	4,585,886
	Pfizer, Inc.	325,144	4,428,462

			15,620,798

	Retail—7.18%
	CVS Caremark Corp.	163,900	4,505,611
	Wal-Mart Stores, Inc.	131,019	6,826,090

			11,331,701

	Semiconductors—2.90%
	Intel Corp.	304,043	4,575,847

	Software—6.35%
	Microsoft Corp.	292,645	5,375,889
	Oracle Corp.*	257,213	4,647,839

			10,023,728

	Telecommunications—8.95%
	AT&T, Inc.	181,725	4,579,470
	Cisco Systems, Inc.*	314,008	5,265,914
	Verizon Communications, Inc.	142,289	4,297,128

			14,142,512

	Transportation—3.39%
	United Parcel Service, Inc., Class B	108,863	5,358,237

	TOTAL COMMON STOCKS—102.82% (Cost $220,426,467)		162,383,002

	Rate^	Shares	Value
MONEY MARKET FUND—2.99%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%	4,716,157	4,716,157

TOTAL MONEY MARKET FUND—2.99% (Cost $4,716,157)			4,716,157

TOTAL INVESTMENTS—105.81% (Cost $225,142,624)			$167,099,159
Liabilities in Excess of Other Assets—(5.81)%			(9,179,326)

NET ASSETS—100.00%			$157,919,833

*	Non Income Producing Security.
^	Rate disclosed is as of March 31, 2009.

See Notes to Schedules of Investments.

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	COMMON STOCKS—55.61%

	Advertising – 0.10%
	Omnicom Group, Inc.	2,000	$46,800

	Aerospace/Defense—1.04%
	General Dynamics Corp.	1,400	58,226
	Lockheed Martin Corp.	3,470	239,534
	Northrop Grumman Corp.	2,200	96,008
	United Technologies Corp.	1,740	74,785

			468,553

	Agriculture—1.58%
	Archer-Daniels-Midland Co.	25,600	711,168

	Apparel—0.31%
	NIKE, Inc., Class B	3,000	140,670

	Banks—3.01%
	Bank of New York Mellon Corp.	11,332	320,129
	BB&T Corp.+	5,800	98,136
	Citigroup, Inc.+	5,100	12,903
	Comerica, Inc.	2,600	47,606
	Goldman Sachs Group, Inc.	1,100	116,622
	JPMorgan Chase & Co.	4,300	114,294
	KeyCorp.+	9,900	77,913
	Marshall & Ilsley Corp.	8,200	46,166
	Morgan Stanley	3,000	68,310
	State Street Corp.+	5,800	178,524
	US Bancorp	8,100	118,341
	Wells Fargo & Co.	11,071	157,651

			1,356,595

	Beverages—1.17%
	Brown-Forman Corp., Class B	2,950	114,549
	Coca-Cola Co.+	3,900	171,405
	Dr Pepper Snapple Group, Inc.*	2,800	47,348
	Pepsi Bottling Group, Inc.	4,400	97,416
	PepsiCo., Inc.+	1,900	97,812

			528,530

	Biotechnology—1.91%
	Genzyme Corp.*	1,800	106,902
	Gilead Sciences, Inc.*	6,500	301,080
	Myriad Genetics, Inc.*	10,000	454,700

			862,682

	Chemicals—1.56%
	Dow Chemical Co.	16,600	139,938
	Monsanto Co.	4,000	332,400
	Sherwin-Williams Co.	3,500	181,895
	Sigma-Aldrich Corp.	1,400	52,906

			707,139

	Coal—0.29%
	Massey Energy Co.	8,900	90,068
	Peabody Energy Corp.	1,700	42,568

			132,636

	Commercial Services—0.98%
	Apollo Group, Inc., Class A*	2,000	156,660
	Automatic Data Processing, Inc.	3,700	130,092
	Equifax, Inc.	2,600	63,570
	Paychex, Inc.+	2,200	56,474
	Western Union Co.	3,000	37,710

			444,506

	Computers—2.02%
	Apple, Inc.*	2,500	262,800
	EMC Corp.*	7,300	83,220
	Hewlett-Packard Co.	7,800	250,068
	International Business Machines Corp.+	1,000	96,890
	Lexmark International, Inc., Class A*	3,000	50,610
	NetApp, Inc.*	4,300	63,812
	Teradata Corp.*+	6,300	102,186

			909,586

	Cosmetics/Personal Care—1.09%
	Colgate-Palmolive Co.	4,400	259,512
	Procter & Gamble Co.	4,900	230,741

			490,253

	Distribution/Wholesale—0.08%
	WW Grainger, Inc.	500	35,090

	Diversified Financial Services—0.67%
	Ameriprise Financial, Inc.	2,780	56,962
	Charles Schwab Corp.	5,100	79,050
	E*Trade Financial Corp.*	11,400	14,592
	Franklin Resources, Inc.	2,800	150,836

			301,440

	Electric Utilities—1.38%
	AES Corp.*	14,100	81,921
	Allegheny Energy, Inc.	2,300	53,291
	Dominion Resources, Inc.	5,620	174,164
	Exelon Corp.	1,100	49,929
	Pepco Holdings, Inc.	3,700	46,176
	Progress Energy, Inc.	1,900	68,894
	Public Service Enterprise Group, Inc.	5,100	150,297

			624,672

	Electrical Components & Equipment—0.12%
	Emerson Electric Co.	1,900	54,302

	Electronics—0.39%
	FLIR Systems, Inc.*	4,700	96,256
	Thermo Fisher Scientific, Inc.*	2,300	82,041

			178,297
	Engineering & Construction—0.08%
	Fluor Corp.	1,100	38,005
	Entertainment— 0.02%
	International Game Technology	1,200	11,064
	Food—0.87%
	General Mills, Inc.	1,200	59,856
	Kraft Foods, Inc., Class A	3,400	75,786
	Kroger Co.	3,800	80,636
	Safeway, Inc.	8,700	175,653

			391,931
	Forest Products & Paper—0.07%
	International Paper Co.	4,500	31,680
	Gas— 0.48%
	Nicor, Inc.	1,200	39,876

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Gas (continued)
	Sempra Energy	3,800	$175,712

			215,588

	Healthcare-Products—2.43%
	Baxter International, Inc.	5,500	281,710
	Becton Dickinson & Co.	3,420	229,961
	CR Bard, Inc.	2,600	207,272
	Medtronic, Inc.	1,000	29,470
	St. Jude Medical, Inc.*+	7,080	257,217
	Stryker Corp.	2,660	90,546

			1,096,176

	Healthcare-Services—0.53%
	Aetna, Inc.+	1,800	43,794
	Laboratory Corp. of America Holdings*	800	46,792
	Quest Diagnostics, Inc.	1,500	71,220
	UnitedHealth Group, Inc.	3,600	75,348

			237,154

	Household Products/Wares—0.23%
	Clorox Co.	1,130	58,172
	Kimberly-Clark Corp.	1,000	46,110

			104,282

	Insurance—2.04%
	Aflac, Inc.+	800	15,488
	AON Corp.	3,500	142,870
	Berkshire Hathaway, Inc., Class B*	120	338,400
	Chubb Corp.	3,500	148,120
	Principal Financial Group, Inc.	2,000	16,360
	Progressive Corp.*	5,520	74,189
	Travelers Cos., Inc.	4,500	182,880

			918,307

	Internet—1.03%
	Amazon.com, Inc.*	3,100	227,664
	eBay, Inc.*	6,900	86,664
	Google, Inc., Class A*	400	139,224
	Yahoo!, Inc.*	1,000	12,810

			466,362

	Iron/Steel—0.07%
	United States Steel Corp.	1,400	29,582

	Leisure Time—0.09%
	Harley-Davidson, Inc.	2,900	38,831

	Machinery-Construction & Mining—0.06%
	Terex Corp.*	2,700	24,975

	Machinery-Diversified—0.58%
	Westinghouse Air Brake Technologies Corp.	10,000	263,800

	Media—1.13%
	Comcast Corp., Class A	10,950	149,358
	McGraw-Hill Cos., Inc.	2,000	45,740
	News Corp., Class A	14,000	92,680
	Time Warner Cable, Inc.+	2,167	53,743
	Time Warner, Inc.	8,633	166,623

			508,144

	Mining—0.03%
	Alcoa, Inc.	1,600	11,744

	Miscellaneous Manufacturing—2.01%
	3M Co.+	2,800	139,216
	Danaher Corp.	2,400	130,128
	Eaton Corp.	3,200	117,952
	General Electric Co.+	26,000	262,860
	Honeywell International, Inc.	3,900	108,654
	Parker Hannifin Corp.	4,350	147,813

			906,623

	Office/Business Equipment—0.08%
	Pitney Bowes, Inc.+	1,600	37,360

	Oil & Gas—4.83%
	Anadarko Petroleum Corp.	5,300	206,117
	Apache Corp.+	1,700	108,953
	Chesapeake Energy Corp.	4,400	75,064
	Chevron Corp.+	6,578	442,305
	ConocoPhillips	5,987	234,451
	EOG Resources, Inc.	1,500	82,140
	Exxon Mobil Corp.	6,500	442,650
	Marathon Oil Corp.	2,900	76,241
	Nabors Industries, Ltd.*	4,400	43,956
	Occidental Petroleum Corp.	5,300	294,945
	Valero Energy Corp.	3,700	66,230
	XTO Energy, Inc.	3,400	104,108

			2,177,160

	Oil & Gas Services—0.59%
	Halliburton Co.	7,500	116,025
	National Oilwell Varco, Inc.*	3,300	94,743
	Smith International, Inc.	2,500	53,700

			264,468

	Pharmaceuticals—6.32%
	Allergan, Inc.	4,500	214,920
	Bristol-Myers Squibb Co.	52,400	1,148,608
	Express Scripts, Inc.*+	1,900	87,723
	Medco Health Solutions, Inc.*+	5,500	227,370
	Merck & Co., Inc.	26,700	714,225
	Mylan, Inc.*	26,500	355,365
	Pfizer, Inc.+	7,600	103,512

			2,851,723

	Pipelines—0.23%
	El Paso Corp.	5,000	31,250
	Spectra Energy Corp.	5,250	74,235

			105,485

	Retail—3.20%
	Autozone, Inc.*	1,700	276,454
	Big Lots, Inc.*	6,300	130,914
	Costco Wholesale Corp.	800	37,056
	CVS Caremark Corp.	6,900	189,681
	Family Dollar Stores, Inc.	3,700	123,469
	McDonald’s Corp.	1,800	98,226
	Sears Holdings Corp.*+	1,200	54,852
	Staples, Inc.	2,050	37,125
	Wal-Mart Stores, Inc.	8,300	432,430
	Walgreen Co.	2,500	64,900

			1,445,107

www.Bridgeway.com

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Industry	Company	Shares	Value
	Common Stocks (continued)
	Semiconductors—1.53%
	Applied Materials, Inc.	10,700	$115,025
	Broadcom Corp., Class A*	4,500	89,910
	Intel Corp.	20,000	301,000
	NVIDIA Corp.*	5,000	49,300
	Texas Instruments, Inc.	8,070	133,236

			688,471

	Software—1.89%
	Adobe Systems, Inc.*	3,500	74,865
	BMC Software, Inc.*+	3,920	129,360
	Citrix Systems, Inc.*	4,300	97,352
	Intuit, Inc.*	5,600	151,200
	Microsoft Corp.	4,400	80,828
	Novell, Inc.*	28,900	123,114
	Oracle Corp.*	10,860	196,240

			852,959

	Telecommunications—5.60%
	American Tower Corp., Class A*	2,500	76,075
	AT&T, Inc.	42,300	1,065,960
	Ciena Corp.*	10,742	83,573
	Cisco Systems, Inc.*+	14,600	244,842
	Corning, Inc.	4,500	59,715
	Juniper Networks, Inc.*	2,700	40,662
	Motorola, Inc.	9,200	38,916
	Sprint Nextel Corp.*	12,800	45,696
	Verizon Communications, Inc.	28,800	869,760

			2,525,199

	Toys/Games/Hobbies—0.14%
	Hasbro, Inc.	2,500	62,675

	Transportation—1.74%
	CSX Corp.	5,400	139,590
	FedEx Corp.	1,200	53,388
	Norfolk Southern Corp.	1,900	64,125
	Union Pacific Corp.+	12,800	526,208

			783,311

	TOTAL COMMON STOCKS—55.61% (Cost $30,202,477)		25,081,085

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
CORPORATE NOTES—3.68%
Holding Companies-Diversified—3.68%
Leucadia National Corp.
8/15/2013	7.750%	$2,000,000	$1,662,500

TOTAL CORPORATE NOTES—3.68% (Cost $2,050,854)			1,662,500

U.S. GOVERNMENT OBLIGATIONS—33.61%
U.S. Treasury Bills—15.51%
7/16/2009	0.290	%(a)	3,000,000	2,998,188
7/30/2009	0.346	%(a)	4,000,000	3,996,668

				6,994,856

U.S. Treasury Notes—18.10%
4/15/2009	3.125%		300,000	300,328
4/30/2009	4.500%		300,000	301,031
6/15/2009	4.000%		300,000	302,344
8/15/2009	3.500%		200,000	202,398
10/15/2009	3.375%		300,000	304,711
11/15/2009	3.500%		200,000	203,734
11/30/2009	3.125%		300,000	305,192
12/31/2009	3.250%		200,000	204,000
2/15/2010	3.500%		300,000	307,559
4/15/2010	4.000%		300,000	310,594
10/15/2010+	4.250%		500,000	528,457
4/30/2011	4.875%		2,000,000	2,167,344
8/31/2011	4.625%		300,000	326,625
4/30/2012	4.500%		300,000	329,812
11/30/2012	3.375%		300,000	321,914
12/31/2012	3.625%		200,000	216,766
6/30/2013+	3.375%		500,000	540,508
7/31/2013	3.375%		500,000	540,937
11/15/2013	4.250%		200,000	224,281
2/15/2015	4.000%		200,000	223,719

				8,162,254

TOTAL U.S. GOVERNMENT OBLIGATIONS—33.61% (Cost $14,682,466)				15,157,110

	Rate^		Shares	Value
MONEY MARKET FUND—2.25%
BlackRock Temp Cash Liquidity Fund Institutional Shares #21	0.67%		1,013,139	1,013,139

TOTAL MONEY MARKET FUND—2.25% (Cost $1,013,139)				1,013,139

TOTAL INVESTMENTS—95.15% (Cost $47,948,936)				$42,913,834

Other Assets in Excess of Liabilities—4.85%				2,207,780

NET ASSETS—100.00%				$45,121,614

*	Non Income Producing Security.
+	This security or a portion of the security is out on loan at March 31, 2009. Total loaned securities had a market value of $3,313,477 at March 31, 2009.
^	Rate disclosed is as of March 31, 2009.
(a)	Rate represents the effective yield at purchase.
Ltd	– Limited

See Notes to Schedules of Investments.

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Company	Number of Contracts	Value
COVERED CALL OPTIONS WRITTEN—(1.07)%
Adobe Systems, Inc.
Expiring April, 2009 at $25.00	35	$(437)
AES Corp.
Expiring May, 2009 at $10.00	60	(300)
Allegheny Energy, Inc.
Expiring April, 2009 at $35.00	10	(75)
Amazon.Com, Inc.
Expiring April, 2009 at $55.00	15	(27,713)
Anadarko Petroleum Corp.
Expiring May, 2009 at $45.00	20	(2,600)
Apollo Group, Inc.
Expiring May, 2009 at $75.00	20	(18,600)
AT&T, Inc.
Expiring April, 2009 at $28.00	240	(1,320)
Expiring July, 2009 at $27.00	135	(15,728)
Big Lot, Inc.
Expiring April, 2009 at $15.00	30	(17,400)
Bristol-Myers Squibb Co.
Expiring June, 2009 at $22.50	100	(11,750)
Expiring June, 2009 at $25.00	203	(8,526)
Expiring September, 2009 at $22.50	100	(17,750)
Charles Schwab Corp.
Expiring June, 2009 at $15.00	45	(9,563)
Chevron Corp.
Expiring June, 2009 at $80.00	25	(2,375)
ConocoPhillips
Expiring May, 2009 at $55.00	29	(246)
CSX Corp.
Expiring May, 2009 at $35.00	39	(975)
Expiring May, 2009 at $40.00	15	(112)
Dow Chemical Co.
Expiring June, 2009 at $10.00	91	(5,915)
Expiring June, 2009 at $15.00	75	(562)
Dr Pepper Snapple Group, Inc.
Expiring May, 2009 at $17.50	25	(2,188)
El Paso Corp.
Expiring July, 2009 at $9.00	25	(375)
EMC Corp.
Expiring April, 2009 at $12.00	30	(990)
EOG Resources, Inc.
Expiring April, 2009 at $75.00	15	(75)
Exxon Mobil Corp.
Expiring April, 2009 at $85.00	30	(90)
FedEx Corp.
Expiring April, 2009 at $65.00	12	(30)
Franklin Resources, Inc.
Expiring July, 2009 at $50.00	28	(28,000)
General Electric Co.
Expiring April, 2009 at $8.00	62	(14,105)
Expiring June, 2009 at $12.00	138	(9,315)
Expiring June, 2009 at $15.00	40	(740)
Goldman Sachs Group, Inc.
Expiring April, 2009 at $90.00	11	(20,240)
Halliburton Co.
Expiring April, 2009 at $20.00	75	(412)
Harley-Davidson, Inc.
Expiring May, 2009 at $15.00	29	(3,335)
Intel Corp.
Expiring April, 2009 at $17.00	100	(1,250)
Expiring April, 2009 at $15.00	100	(7,800)
Massey Energy Co.
Expiring April, 2009 at $15.00	89	(890)
Merck & Co., Inc.
Expiring April, 2009 at $30.00	230	(2,875)
Morgan Stanley
Expiring July, 2009 at $25.00	30	(10,950)
Myriad Genetics, Inc.
Expiring May, 2009 at $40.00	100	(72,500)
Nabors Industries, Ltd.
Expiring June, 2009 at $15.00	44	(1,100)
National Oilwell Varco, Inc.
Expiring May, 2009 at $30.00	25	(6,875)
Occidental Petroleum Corp.
Expiring May, 2009 at $60.00	53	(15,370)
Omnicom Group, Inc.
Expiring April, 2009 at $30.00	10	(25)
Paychex, Inc.
Expiring June, 2009 at $27.50	11	(880)
Peabody Energy Corp.
Expiring June, 2009 at $30.00	17	(3,060)
Principal Financial Group, Inc.
Expiring April, 2009 at $20.00	20	(150)
Sherwin-Williams Co.
Expiring June, 2009 at $50.00	15	(8,100)
Smith International, Inc.
Expiring July, 2009 at $27.50	25	(3,750)
St. Jude Medical, Inc.
Expiring April, 2009 at $30.00	60	(39,000)
Stryker Corp.
Expiring June, 2009 at $45.00	12	(420)
Teradata Corp.
Expiring July, 2009 at $15.00	30	(7,275)
Terex Corp.
Expiring April, 2009 at $12.50	27	(202)
Texas Instruments, Inc.
Expiring April, 2009 at $17.50	80	(2,560)
Thermo Fisher Scientific, Inc.
Expiring June, 2009 at $40.00	11	(1,265)
Time Warner, Inc.
Expiring April, 2009 at $10.00	100	(500)
Expiring July, 2009 at $11.00	60	(2,250)
Union Pacific Corp.
Expiring May, 2009 at $40.00	100	(42,500)
Expiring May, 2009 at $50.00	14	(1,120)
United States Steel Corp.
Expiring July, 2009 at $35.00	14	(1,190)
United Technologies Corp.
Expiring May, 2009 at $50.00	8	(400)
US Bancorp
Expiring June, 2009 at $17.50	81	(12,555)

Quarterly Report  |  March 31, 2009 (Unaudited)

BRIDGEWAY BALANCED FUND

SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2009 (Unaudited)

Company	Number of Contracts	Value
Covered Call Options Written (continued)
Verizon Communications, Inc.
Expiring April, 2009 at $32.50	191	$(2,770)
Expiring July, 2009 at $35.00	40	(2,400)
Wabtec Corp.
Expiring April, 2009 at $30.00	100	(3,500)
Wells Fargo & Co.
Expiring April, 2009 at $25.00	110	(275)
XTO Energy, Inc.
Expiring May, 2009 at $40.00	17	(510)
Expiring August, 2009 at $35.00	17	(4,803)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $(719,237))		$(482,912)

PUT OPTIONS WRITTEN—(1.07)%
Alaska Air Group, Inc.
Expiring April, 2009 at $20.00	120	(33,900)
American Express Co.
Expiring April, 2009 at $15.00	160	(34,400)
Apollo Group, Inc.
Expiring May, 2009 at $70.00	100	(44,500)
BB&T Corp.
Expiring June, 2009 at $12.50	180	(22,500)
Buffalo Wild Wings, Inc.
Expiring April, 2009 at $30.00	80	(1,200)
Expiring May, 2009 at $35.00	1	(285)
Corinthian Colleges, Inc.
Expiring April, 2009 at $17.50	140	(6,650)
Expiring May, 2009 at $17.50	300	(36,000)
El Du Pont de Nemours & Co.
Expiring April, 2009 at $20.00	120	(3,900)
Family Dollar Stores, Inc.
Expiring April, 2009 at $30.00	50	(2,500)
Expiring April, 2009 at $27.50	100	(1,750)
Expiring May, 2009 at $30.00	110	(12,100)
Home Depot, Inc.
Expiring May, 2009 at $22.50	120	(15,000)
ITT Educational Services, Inc.
Expiring May, 2009 at $105.00	25	(13,875)
Expiring May, 2009 at $100.00	60	(25,500)
Myriad Genetics, Inc.
Expiring April, 2009 at $40.00	60	(2,700)
Expiring May, 2009 at $40.00	60	(10,500)
Netflix, Inc.
Expiring May, 2009 at $40.00	125	(40,000)
Expiring May, 2009 at $37.50	90	(20,925)
Pfizer, Inc.
Expiring June, 2009 at $14.00	400	(52,800)
PNC Financial Services Group, Inc.
Expiring May, 2009 at $25.00	100	(27,500)
Sepracor, Inc.
Expiring April, 2009 at $15.00	150	(14,250)
Expiring May, 2009 at $12.50	54	(2,700)
Thoratec Corp.
Expiring April, 2009 at $25.00	200	(17,500)
Time Warner, Inc.
Expiring April, 2009 at $10.00	250	(39,375)

TOTAL PUT OPTIONS WRITTEN (Premiums received $(640,081))		$(482,310)

TOTAL OPTIONS WRITTEN (Premiums received $(1,359,318))		$(965,222)

See Notes to Schedules of Investments.

www.Bridgeway.com

BRIDGEWAY FUNDS, INC. NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

1.	Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 11 investment funds (collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Funds.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares have been classified in the Ultra-Small Company Market Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Balanced Fund. All shares outstanding currently represent Class N shares.

The Aggressive Investors 1 Fund is closed to new investors. The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2.	Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America.

Securities, Options, Futures and Other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

BRIDGEWAY FUNDS, INC. NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Effective July 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Funds’ net assets or results of operations upon adoption. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used to value the following Fund’s investments as of March 31, 2009:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*
Aggressive Investors 1	$109,529,404	—	236,483	9,965	$109,765,887	$9,965
Aggressive Investors 2	338,805,851	(208,000)	13,146,991		351,952,842	(208,000)
Ultra Small Company	47,399,792	—	3,705,123	—	51,104,915	—
Ultra Small Company Market	269,216,113	—	7,478,001	—	276,694,114	—
Micro Cap LTD	19,539,894	—	720,692	—	20,260,586	—
Small Cap Growth	66,424,450	—	1,791,123	(24,439)	68,215,573	(24,439)
Small Cap Value	121,754,676	—	2,751,215	(55,916)	124,505,891	(55,916)
Large Cap Growth	68,531,123	—	1,907,803	—	70,438,926	—
Large Cap Value	24,574,348	—	1,479,636	—	26,053,984	—
Blue Chip 35 Index Fund	162,383,002	—	4,716,157	—	167,099,159	—
Balanced	25,081,085	(965,222)	17,832,749	—	42,913,834	(965,222)

*	Other financial instruments are derivative instruments not reflected in the schedules of portfolio investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). The new standard requires all companies, including funds, to disclose information intended to enable financial statement users to understand how and why the company uses derivative instruments, how derivative instruments are accounted for and how they impact the company’s financial position, results of operations and cash flows.

FAS 161 requires a Fund to disclose the following:

•

Its objectives for using derivatives, the context needed to understand those objectives and its strategies for achieving them all within the context of each instrument’s primary underlying risk (e.g. interest rate, foreign exchange, equity, credit or commodity)

•	Information on the volume or level of derivative activity
•

New tables highlighting derivative instruments (i) location within the balance sheet and fair value at period-end, and (ii) location within the statement of operations and the realized and change in unrealized gain\loss over the reporting period presented by primary risk category.

FAS 161 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008. The Bridgeway Funds’ first interim reporting for which disclosure should be considered is March 31, 2009 within the Fund’s Form N-Q. Form N-Q does not explicitly require GAAP notes however, general instruction C of the Form references Rule 12b-20 under the 1934 Act which states: “In addition to the information expressly required to be included in a statement or report, there shall be added such further material information, if any, as may be necessary to make the required statements, in the light of the circumstances under which they are made, not misleading.”

There are no anticipated changes to the holdings disclosures, Statements of Assets and Liabilities, Statements of Operations or Financial Highlights.

In addition to the required disclosure, currently provided by the Funds, FAS 161 requires disclosure of the purpose and objectives of derivative instruments and strategies for achieving those objectives in the context of primary risk exposure.

Additionally FAS 161 requires new tabular disclosure summarizing derivative instruments by primary risk exposure. Funds must disclose in a table the balance sheet location and period-end fair value for derivative instruments by primary risk exposure. Funds must also disclose in a statement of operations-related table the derivative instruments’ location and realized and change in unrealized gains\losses over the reporting period by primary risk category.

Lastly, entities are required to provide information that would enable users of its financial statements to understand the volume of its derivative activity. Existing investment company disclosure of period-end gross notional amounts by individual contract should be sufficient in most cases to fulfill this requirement. Situations may arise where period-end notional amounts may be significantly higher or lower than derivative activity throughout the reporting period. Consideration should be given to disclosing average notional amounts outstanding throughout the period or outstanding notional amounts as a percentage of total net assets.

Some Bridgeway Funds currently invest in the following derivative instruments that fall within the scope of FAS 161: index futures, written options on equity securities, purchased options on equity securities and total return swaps. The risk exposure category for each of these investments is Equity Contracts, simplifying or possibly eliminating the tabular representations mentioned above. It can be viewed that the Statement of Assets and Liabilities and The Statement of Operations already clearly isolate derivative activity by major risk category, since all derivatives currently utilized by Bridgeway fall within one category.

One area to consider alternative disclosure is with regards to providing information that would enable users of the financial statements to understand the volume of futures activity within the Funds. Often times, there are no notional amounts outstanding at period-end. Management should consider whether or not the disclosure of realized and unrealized gain\loss on futures in the Statement of Operations is representative of the activity of futures trading or if one of the above mentioned alternatives (average notional value) is appropriate.

In addition to the standard disclosure already presented in the notes to financials, minor modifications will need to be added to meet the requirements of FAS 161 as mentioned above.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

BRIDGEWAY FUNDS, INC. NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

As of March 31, 2009, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Securities Received as Collateral
Aggressive Investors 1	$19,179,071	$19,811,987
Aggressive Investors 2	$61,661,673	$64,041,358
Ultra-Small Company	$4,702,874	$5,093,973
Ultra-Small Company Market	$40,417,401	$43,389,812
Micro-Cap Limited	$2,373,890	$2,471,708
Small-Cap Growth	$16,231,606	$16,876,200
Small-Cap Value	$9,628,973	$10,092,454
Large-Cap Growth	$13,290,470	$13,610,676
Large-Cap Value	$4,041,630	$4,095,257
Balanced	$3,313,477	$3,367,932

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Expenses, Gains and Losses and Allocations

Fund expenses that are not series specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Balanced Fund, discounts and premiums are accreted/amortized on the effective interest method.

Futures Contracts

The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Realized and unrealized gains or losses on futures is isolated on the statement of operations. As of March 31, 2009, the Funds had no open futures contracts. During the nine months ended March 31, 2009 the Balanced Fund held futures with an average notional value of ($8,352,230).

Options

The Aggressive Investors 1 Fund and Aggressive Investors 2 Fund may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Balanced Fund may buy and sell calls and puts to reduce the fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that the Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

BRIDGEWAY FUNDS, INC. NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

Covered Call Options and Secured Puts

The Aggressive Investors 1, Aggressive Investors 2, and Balanced Funds may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. As of March 31, 2009 the following funds had outstanding written options, Aggressive Investors 2 and Balanced Funds.

A summary of the options transactions written by each of the Funds is as follows:

	Aggressive Investors 1 Fund Written Call Options		Aggressive Investors 1 Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2008	—	$—	—	$—
Positions Opened	4,144	3,856,016	500	65,805
Exercised	(130)	(110,088)	(500)	(65,805)
Expired	(1,040)	(674,494)	—	—
Closed	(2,974)	(3,071,434)	—	—
Outstanding, March 31, 2009	—	$—	—	$—
Market Value, March 31, 2009		—		$—

	Aggressive Investors 2 Fund Written Call Options
	Contracts	Premiums
Outstanding, June 30, 2008	—	$—
Positions Opened	5,660	5,200,378
Exercised	(630)	(540,459)
Expired	(1,291)	(648,216)
Closed	(3,539)	(3,734,275)
Outstanding, March 31, 2009	200	$277,428
Market Value, March 31, 2009		$208,000

	Balanced Fund Written Call Options		Balanced Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2008	4,223	$729,973	1,695	$594,878
Positions Opened	13,547	3,431,486	10,658	2,690,854
Exercised	(2,139)	(485,917)	(3,213)	(1,024,368)
Expired	(10,520)	(2,640,390)	(3,443)	(896,127)
Closed	(1,363)	(315,915)	(2,542)	(725,156)
Outstanding, March 31, 2009	3,748	$719,237	3,155	$640,081
Market Value, March 31, 2009		$482,912		$482,310

Swaps

Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash monthly. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. A Fund bears the risk of loss of an amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The following total return swaps were open as of March 31, 2009:

Portfolio	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)
Aggressive Investors 1	ReFlow Management Co.	2,496,313	April 1, 2009	$9,965

Small-Cap Growth	ReFlow Management Co.	1,023,927	April 1, 2009	(24,439)

Small-Cap Value	ReFlow Management Co.	4,054,982	April 1, 2009	(55,916)

3.	Federal Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax is provided.

BRIDGEWAY FUNDS, INC. NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Bridgeway Aggressive Investors 1 Fund
Gross appreciation	$3,744,029
Gross depreciation	$(41,570,650)
Net unrealized depreciation	$(37,826,621)
Cost of investments	$147,592,508

Bridgeway Aggressive Investors 2 Fund:
Gross appreciation	$20,104,771
Gross depreciation	$(133,036,003)
Net unrealized depreciation	$(112,931,232)
Cost of investments	$464,884,074

Bridgeway Ultra-Small Company Fund
Gross appreciation	$5,711,453
Gross depreciation	$(22,121,469)
Net unrealized depreciation	$(16,410,016)
Cost of investments	$67,514,931

Bridgeway Ultra-Small Company Market Fund:
Gross appreciation	$53,778,312
Gross depreciation	$(104,780,348)
Net unrealized depreciation	$(51,002,036)
Cost of investments	$327,696,150

Bridgeway Micro-Cap Limited Fund:
Gross appreciation	$1,364,896
Gross depreciation	$(5,065,467)
Net unrealized depreciation	$(3,700,571)
Cost of investments	$23,961,157

Bridgeway Small-Cap Growth Fund
Gross appreciation	$3,978,321
Gross depreciation	$(15,181,978)
Net unrealized depreciation	$(11,203,657)
Cost of investments	$79,419,230

Bridgeway Small-Cap Value Fund
Gross appreciation	$4,664,224
Gross depreciation	$(45,649,840)
Net unrealized depreciation	$(40,985,616)
Cost of investments	$165,491,507

Bridgeway Large-Cap Growth Fund
Gross appreciation	$3,700,672
Gross depreciation	$(23,605,157)
Net unrealized depreciation	$(19,904,485)
Cost of investments	$90,343,411

Bridgeway Large-Cap Value Fund
Gross appreciation	$951,900
Gross depreciation	$(5,485,510)
Net unrealized depreciation	$(4,533,610)
Cost of investments	$30,587,594

Bridgeway Blue Chip 35 Index Fund:
Gross appreciation	$1,837,660
Gross depreciation	$(62,700,201)
Net unrealized depreciation	$(60,862,541)
Cost of investments	$227,961,700

Bridgeway Balanced Fund
Gross appreciation	$2,704,811
Gross depreciation	$(8,086,423)
Net unrealized depreciation	$(5,381,612)
Cost of investments	$48,295,446

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            BRIDGEWAY FUNDS, INC.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date	May 28, 2009

By (Signature and Title)*	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date	May 28, 2009